ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

AVIP - AuguStar℠ Variable Insurance Products Fund, Inc.

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

LEG2 - Legg Mason Partners Variable Income Trust - Class II

ASVT – Allspring Variable Trust

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

LINC - Lincoln Variable Insurance Products Trust - Standard Class

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS - Federated Hermes Insurance Series

IVYV - Ivy Variable Insurance Portfolios

NLV2 - Northern Lights Variable Trust - Class 2

NLV3 - Northern Lights Variable Trust - Class 3

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2023

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
AVIP - AVIP Bond Subaccount (d)	62,380	$1,033,583	$1,057,332	$1,057,332	$0	$1,057,332
AVIP - AVIP BlackRock Balanced Allocation Subaccount (d)	459,589	14,947,137	14,968,798	14,912,721	56,077	14,968,798
AVIP - AVIP BlackRock Advantage International Equity Subaccount (d)	141,874	1,791,325	2,166,409	2,166,409	0	2,166,409
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount (b)(d)	1,260,759	2,089,310	1,891,139	1,891,139	0	1,891,139
AVIP - AVIP AB Small Cap Subaccount (d)	197,138	3,316,693	2,456,339	2,448,628	7,711	2,456,339
AVIP - AVIP AB Mid Cap Core Subaccount (d)	9,101	229,368	266,739	266,739	0	266,739
AVIP - AVIP S&P 500® Index Subaccount (d)	459,293	15,089,979	17,838,949	17,771,248	67,701	17,838,949
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount (d)	349,527	5,221,756	6,270,522	6,225,267	45,255	6,270,522
AVIP - AVIP Federated High Income Bond Subaccount (d)	208,559	3,556,758	3,975,131	3,946,816	28,315	3,975,131
AVIP - AVIP Nasdaq-100® Index Subaccount (d)	216,170	3,463,534	3,798,102	3,798,102	0	3,798,102
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount (d)	355,218	9,839,423	11,374,078	11,284,325	89,753	11,374,078
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount (d)	194,223	4,694,936	4,319,512	4,289,783	29,729	4,319,512
AVIP - AVIP S&P MidCap 400® Index Subaccount (d)	151,120	2,818,934	3,108,540	3,108,540	0	3,108,540
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount (d)	796,986	6,233,478	7,316,332	7,310,132	6,200	7,316,332
AVIP - AVIP AB Risk Managed Balanced Subaccount (d)	3,093,100	42,361,977	43,891,086	43,891,086	0	43,891,086
AVIP - AVIP Federated Core Plus Bond Subaccount (d)	2,031,516	19,541,334	18,425,848	18,346,623	79,225	18,425,848
AVIP - AVIP Intech U.S. Low Volatility Subaccount (d)	1,721,634	17,234,312	18,094,376	18,094,376	0	18,094,376
AVIP - AVIP iShares Managed Risk Balanced Subaccount (d)	1,688,967	15,834,346	16,214,083	16,214,083	0	16,214,083
AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount (d)	842,655	8,446,709	10,364,651	10,364,651	0	10,364,651
AVIP - AVIP iShares Managed Risk Growth Subaccount (d)	335,894	3,374,866	4,259,136	4,259,136	0	4,259,136
AVIP - AVIP Moderately Conservative Model Subaccount (d)	205,771	2,477,448	2,191,460	2,191,460	0	2,191,460
AVIP - AVIP Balanced Model Subaccount (d)	155,458	1,683,752	1,664,950	1,664,950	0	1,664,950
AVIP - AVIP Moderate Growth Model Subaccount (d)	212,265	2,388,656	2,305,193	2,305,193	0	2,305,193
AVIP - AVIP Growth Model Subaccount (d)	102,227	1,124,030	1,124,501	1,124,501	0	1,124,501
FIDS - VIP Government Money Market Subaccount	2,857,960	2,857,960	2,857,960	2,358,510	499,450	2,857,960
FID2 - VIP Mid Cap Subaccount	150,054	4,875,789	5,205,357	5,184,508	20,849	5,205,357
FID2 - VIP Growth Subaccount	11,170	856,429	1,004,422	1,004,422	0	1,004,422
FID2 - VIP Equity-Income Subaccount	78,048	1,743,661	1,866,129	1,866,129	0	1,866,129
FID2 - VIP Real Estate Subaccount	169,536	2,801,928	2,861,764	2,850,588	11,176	2,861,764
FID2 - VIP Target Volatility Subaccount	501,914	5,820,583	5,802,122	5,802,122	0	5,802,122
JASS - Janus Henderson Research Subaccount	5,252	174,709	226,133	226,133	0	226,133
JASS - Janus Henderson Global Research Subaccount	2,269	100,515	133,913	133,913	0	133,913
JASS - Janus Henderson Balanced Subaccount	99,562	3,891,823	4,783,932	4,783,932	0	4,783,932
JASS - Janus Henderson Overseas Subaccount	57,002	1,970,796	2,284,639	2,284,639	0	2,284,639
JASS - Janus Henderson Flexible Bond Subaccount	9,071	111,712	101,237	101,237	0	101,237
LEGI - ClearBridge Variable Dividend Strategy Subaccount	41,020	816,125	838,453	838,453	0	838,453

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity (continued)	December 31, 2023

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
LEGI - ClearBridge Variable Large Cap Value Subaccount	9,188	$184,993	$194,868	$194,868	$0	$194,868
ASVT - VT Opportunity Subaccount	1,334	29,895	34,666	34,666	0	34,666
MSV2 - VIF Growth Subaccount	86,891	1,545,144	880,208	880,208	0	880,208
GSVI - U.S. Equity Insights Subaccount	22,054	354,719	430,708	430,708	0	430,708
GSVI - Strategic Growth Subaccount	37,138	465,024	465,708	465,708	0	465,708
GSVS - U.S. Equity Insights Subaccount	10,931	207,790	215,442	215,442	0	215,442
GSVS - Strategic Growth Subaccount	110,171	1,442,212	1,366,117	1,366,117	0	1,366,117
GSVS - Trend Driven Allocation Subaccount	499,462	5,787,086	5,668,897	5,668,897	0	5,668,897
LAZS - Emerging Markets Equity Subaccount	250,595	4,879,268	5,219,886	5,196,822	23,064	5,219,886
LAZS - U.S. Small Cap Equity Select Subaccount (c)	60,462	929,063	816,233	816,233	0	816,233
LAZS - International Equity Subaccount	997,025	9,887,276	9,062,958	8,998,772	64,186	9,062,958
LAZS - Global Dynamic Multi-Asset Subaccount	667,425	8,169,086	7,995,747	7,995,747	0	7,995,747
LINC - LVIP JPMorgan Small Cap Core Subaccount	34,992	764,127	694,550	694,550	0	694,550
ABVB - VPS Relative Value Subaccount (a)	14,673	431,473	422,294	422,294	0	422,294
ABVB - VPS Small Cap Growth Subaccount	31,855	444,105	253,888	253,888	0	253,888
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2,346,380	27,087,122	26,889,512	26,889,512	0	26,889,512
MFSI - New Discovery Subaccount	43,270	620,226	437,022	436,881	141	437,022
MFSI - Mid Cap Growth Subaccount	73,652	635,897	546,499	546,499	0	546,499
MFSI - Total Return Subaccount	89,423	2,070,113	2,028,106	2,028,106	0	2,028,106
MFS2 - Massachusetts Investors Growth Stock Subaccount	5,425	111,121	119,897	119,897	0	119,897
PVIA - Real Return Subaccount	608,505	7,817,879	7,040,402	7,002,454	37,948	7,040,402
PVIA - Global Bond Opportunities Subaccount	69,630	820,766	669,840	669,840	0	669,840
PVIA - CommodityRealReturn® Strategy Subaccount	220,793	1,662,431	1,181,244	1,181,244	0	1,181,244
PVIA - Short-Term Subaccount	47,131	486,504	482,150	482,150	0	482,150
PVIA - Low Duration Subaccount	253,996	2,549,378	2,438,365	2,415,663	22,702	2,438,365
BNYS - Appreciation Subaccount	22,498	846,162	771,246	771,246	0	771,246
ROYI - Small-Cap Subaccount	234,243	2,053,462	2,246,391	2,246,391	0	2,246,391
ROYI - Micro-Cap Subaccount	78,979	754,077	724,241	724,241	0	724,241
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	38,751	1,316,639	1,297,005	1,297,005	0	1,297,005
NBAS - AMT Mid Cap Intrinsic Value Subaccount	39,510	656,818	763,337	763,337	0	763,337
FRT2 - Franklin Income VIP Subaccount	44,756	667,971	635,539	635,539	0	635,539
FRT2 - Franklin DynaTech VIP Subaccount	27,874	148,691	119,023	119,023	0	119,023
FRT2 - Templeton Foreign VIP Subaccount	99,991	1,307,631	1,423,876	1,406,282	17,594	1,423,876
FRT5 - Franklin VolSmart Allocation VIP Subaccount	231,913	2,924,717	2,882,684	2,882,684	0	2,882,684
FRT4 - Franklin Income VIP Subaccount	83,467	1,273,427	1,224,460	1,224,460	0	1,224,460
FRT4 - Franklin DynaTech VIP Subaccount	292,325	1,352,553	1,090,371	1,090,371	0	1,090,371
FRT4 - Templeton Foreign VIP Subaccount	534,946	7,082,030	7,783,459	7,744,870	38,589	7,783,459
FRT4 - Franklin Allocation VIP Subaccount	109,927	676,837	560,628	560,628	0	560,628
FEDS - Kaufmann Fund II Service Shares Subaccount	42,468	725,753	669,722	669,722	0	669,722
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	289,486	2,745,700	2,535,894	2,535,894	0	2,535,894
IVYV - Delaware Ivy VIP Natural Resources Subaccount	54,183	244,772	255,745	255,715	30	255,745
IVYV - Delaware Ivy VIP Science and Technology Subaccount	30,431	779,889	698,997	698,997	0	698,997

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity (continued)	December 31, 2023

(a)	Name change effective on May 1, 2023:

ABVB - AB VPS Relative Value Subaccount formerly known as ABVB - VPS Growth & Income Subaccount

(b)	Name change effective on July 28, 2023:

ONFI - ON Fidelity Institutional AM® Equity Growth Subaccount formerly known as ONFI - ON Janus Henderson Forty Subaccount

(c)	Name change effective on September 8, 2023:

LAZS - US Small Cap Equity Select Subaccount formerly known as LAZS - U.S. Small-Mid Cap Equity Subaccount

(d)	Name change effective on December 4, 2023:

AVIP - AVIP Bond Subaccount formerly known as ONFI - ON Bond Subaccount

AVIP - AVIP BlackRock Balanced Allocation Subaccount formerly known as ONFI - ON BlackRock Balanced Allocation Subaccount

AVIP - AVIP BlackRock Advantage International Equity Subaccount formerly known as ONFI - ON BlackRock Advantage International Equity Subaccount

AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount formerly known as ONFI - ON Fidelity Institutional AM® Equity Growth Subaccount

AVIP - AVIP AB Small Cap Subaccount formerly known as ONFI - ON AB Small Cap Subaccount

AVIP - AVIP AB Mid Cap Core Subaccount formerly known as ONFI - ON AB Mid Cap Core Subaccount

AVIP - AVIP S&P 500® Index Subaccount formerly known as ONFI - ON S&P 500® Index Subaccount

AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount formerly known as ONFI - ON BlackRock Advantage Large Cap Value Subaccount

AVIP - AVIP Federated High Income Bond Subaccount formerly known as ONFI - ON Federated High Income Bond Subaccount

AVIP - AVIP Nasdaq-100® Index Subaccount formerly known as ONFI - ON Nasdaq-100® Index Subaccount

AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount formerly known as ONFI - ON BlackRock Advantage Large Cap Core Subaccount

AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount formerly known as ONFI - ON BlackRock Advantage Small Cap Growth Subaccount

AVIP - AVIP S&P MidCap 400® Index Subaccount formerly known as ONFI - ON S&P MidCap 400® Index Subaccount

AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount formerly known as ONFI - ON BlackRock Advantage Large Cap Growth Subaccount

AVIP - AVIP AB Risk Managed Balanced Subaccount formerly known as ONFI - ON Risk Managed Balanced Subaccount

AVIP - AVIP Federated Core Plus Bond Subaccount formerly known as ONFI - ON Federated Core Plus Bond Subaccount

AVIP - AVIP Intech U.S. Low Volatility Subaccount formerly known as ONFI - ON U.S. Low Volatility Subaccount

AVIP - AVIP iShares Managed Risk Balanced Subaccount formerly known as ONFI - ON iShares Managed Risk Balanced Subaccount

AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount formerly known as ONFI - ON iShares Managed Risk Moderate Growth Subaccount

AVIP - AVIP iShares Managed Risk Growth Subaccount formerly known as ONFI - ON iShares Managed Risk Growth Subaccount

AVIP - AVIP Moderately Conservative Model Subaccount formerly known as ONFI - ON Moderately Conservative Model Subaccount

AVIP - AVIP Balanced Model Subaccount formerly known as ONFI - ON Balanced Model Subaccount

AVIP - AVIP Moderate Growth Model Subaccount formerly known as ONFI - ON Moderate Growth Model Subaccount

AVIP - AVIP Growth Model Subaccount formerly known as ONFI - ON Growth Model Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2023

	Investment Activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners’ equity from operations
AVIP - AVIP Bond Subaccount	$35,579	$(14,255)	$21,324	$0	$(5,419)	$52,765	$47,346	$68,670
AVIP - AVIP BlackRock Balanced Allocation Subaccount	254,708	(194,504)	60,204	0	(256,190)	2,817,903	2,561,713	2,621,917
AVIP - AVIP BlackRock Advantage International Equity Subaccount	84,993	(31,761)	53,232	0	72,442	230,933	303,375	356,607
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	0	(13,894)	(13,894)	171,056	(160,945)	323,977	163,032	320,194
AVIP - AVIP AB Small Cap Subaccount	0	(31,438)	(31,438)	0	(222,449)	607,428	384,979	353,541
AVIP - AVIP AB Mid Cap Core Subaccount	1,233	(4,240)	(3,007)	0	5,548	37,443	42,991	39,984
AVIP - AVIP S&P 500® Index Subaccount	201,785	(160,542)	41,243	705,985	385,057	1,654,409	2,039,466	2,786,694
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	120,909	(75,933)	44,976	66,255	96,375	476,429	572,804	684,035
AVIP - AVIP Federated High Income Bond Subaccount	234,423	(48,030)	186,393	0	39,885	190,011	229,896	416,289
AVIP - AVIP Nasdaq-100® Index Subaccount	16,791	(46,653)	(29,862)	294,336	52,678	1,167,501	1,220,179	1,484,653
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	114,215	(138,647)	(24,432)	38,165	99,899	2,329,501	2,429,400	2,443,133
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	0	(52,010)	(52,010)	0	(146,718)	921,134	774,416	722,406
AVIP - AVIP S&P MidCap 400® Index Subaccount	22,919	(21,293)	1,626	120,611	17,422	124,300	141,722	263,959
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	9,108	(87,994)	(78,886)	43,452	25,049	2,169,856	2,194,905	2,159,471
AVIP - AVIP AB Risk Managed Balanced Subaccount	401,343	(539,956)	(138,613)	0	(252,434)	4,756,111	4,503,677	4,365,064
AVIP - AVIP Federated Core Plus Bond Subaccount	420,881	(171,217)	249,664	0	(163,589)	628,532	464,943	714,607
AVIP - AVIP Intech U.S. Low Volatility Subaccount	216,568	(257,766)	(41,198)	0	33,485	906,144	939,629	898,431
AVIP - AVIP iShares Managed Risk Balanced Subaccount	169,248	(226,572)	(57,324)	0	(97,951)	2,010,482	1,912,531	1,855,207
AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount (note 4)	0	(143,333)	(143,333)	0	222,168	1,335,167	1,557,335	1,414,002
AVIP - AVIP iShares Managed Risk Growth Subaccount (note 4)	0	(59,696)	(59,696)	0	95,925	650,666	746,591	686,895
AVIP - AVIP Moderately Conservative Model Subaccount	88,690	(29,096)	59,594	77,802	(16,184)	84,512	68,328	205,724
AVIP - AVIP Balanced Model Subaccount	81,086	(18,634)	62,452	104,744	(4,198)	34,834	30,636	197,832
AVIP - AVIP Moderate Growth Model Subaccount	128,135	(29,325)	98,810	184,831	(791)	21,325	20,534	304,175
AVIP - AVIP Growth Model Subaccount	75,498	(11,055)	64,443	115,015	(2,196)	(2,201)	(4,397)	175,061
FIDS - VIP Government Money Market Subaccount	130,647	(58,322)	72,325	0	12,476	0	12,476	84,801
FID2 - VIP Mid Cap Subaccount	19,009	(65,946)	(46,937)	143,043	12,491	549,372	561,863	657,969
FID2 - VIP Growth Subaccount	35	(11,069)	(11,034)	43,698	6,271	229,564	235,835	268,499
FID2 - VIP Equity-Income Subaccount	31,260	(22,723)	8,537	53,642	11,560	82,088	93,648	155,827
FID2 - VIP Real Estate Subaccount	59,181	(27,568)	31,613	82,183	(25,397)	173,071	147,674	261,470
FID2 - VIP Target Volatility Subaccount	114,205	(77,030)	37,175	0	(46,531)	671,267	624,736	661,911
JASS - Janus Henderson Research Subaccount	211	(3,748)	(3,537)	0	28,553	82,814	111,367	107,830
JASS - Janus Henderson Global Research Subaccount	961	(1,749)	(788)	3,636	2,171	22,624	24,795	27,643
JASS - Janus Henderson Balanced Subaccount	81,439	(62,828)	18,611	0	97,690	473,303	570,993	589,604
JASS - Janus Henderson Overseas Subaccount	32,602	(30,393)	2,209	0	63,683	145,583	209,266	211,475
JASS - Janus Henderson Flexible Bond Subaccount	5,560	(1,972)	3,588	0	(21,218)	21,694	476	4,064
LEGI - ClearBridge Variable Dividend Strategy Subaccount	17,136	(9,601)	7,535	115,994	5,667	(29,242)	(23,575)	99,954
LEGI - ClearBridge Variable Large Cap Value Subaccount	2,361	(2,054)	307	13,891	1,364	9,615	10,979	25,177
ASVT - VT Opportunity Subaccount	0	(429)	(429)	2,634	43	4,641	4,684	6,889
MSV2 - VIF Growth Subaccount	0	(9,242)	(9,242)	0	(132,688)	440,151	307,463	298,221
GSVI - U.S. Equity Insights Subaccount	2,754	(6,611)	(3,857)	0	13,963	81,535	95,498	91,641
GSVI - Strategic Growth Subaccount	0	(5,862)	(5,862)	17,613	(7,305)	137,906	130,601	142,352
GSVS - U.S. Equity Insights Subaccount	927	(2,745)	(1,818)	0	(902)	42,641	41,739	39,921
GSVS - Strategic Growth Subaccount	0	(10,309)	(10,309)	52,455	(13,226)	294,445	281,219	323,365
GSVS - Trend Driven Allocation Subaccount	92,912	(78,604)	14,308	0	(69,587)	797,456	727,869	742,177
LAZS - Emerging Markets Equity Subaccount	245,181	(65,384)	179,797	0	(9,619)	790,803	781,184	960,981
LAZS - U.S. Small Cap Equity Select Subaccount	0	(9,592)	(9,592)	0	(15,717)	93,720	78,003	68,411
LAZS - International Equity Subaccount	115,107	(112,075)	3,032	0	(314,014)	1,528,879	1,214,865	1,217,897

National Security Variable Account N

Statements of Operations (continued)	For the Period Ended December 31, 2023

	Investment Activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners’ equity from operations
LAZS - Global Dynamic Multi-Asset Subaccount	$0	$(110,139)	$(110,139)	$423,003	$(47,831)	$428,909	$381,078	$693,942
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	8,940	(8,770)	170	5,715	(15,845)	83,031	67,186	73,071
ABVB - VPS Relative Value Subaccount	5,174	(5,844)	(670)	32,682	(2,179)	9,226	7,047	39,059
ABVB - VPS Small Cap Growth Subaccount	0	(3,136)	(3,136)	0	(24,632)	64,362	39,730	36,594
ABVB - VPS Global Risk Allocation-Moderate Subaccount	570,153	(370,367)	199,786	0	(213,802)	3,292,222	3,078,420	3,278,206
MFSI - New Discovery Subaccount	0	(5,609)	(5,609)	0	(70,490)	138,002	67,512	61,903
MFSI - Mid Cap Growth Subaccount	0	(6,400)	(6,400)	7,800	(14,016)	103,948	89,932	91,332
MFSI - Total Return Subaccount	35,953	(25,969)	9,984	85,811	(10,773)	74,985	64,212	160,007
MFS2 - Massachusetts Investors Growth Stock Subaccount	54	(1,086)	(1,032)	5,821	180	18,297	18,477	23,266
PVIA - Real Return Subaccount	217,585	(94,063)	123,522	0	(137,500)	166,693	29,193	152,715
PVIA - Global Bond Opportunities Subaccount	14,165	(7,823)	6,342	6,809	(9,601)	21,551	11,950	25,101
PVIA - CommodityRealReturn® Strategy Subaccount	191,133	(17,897)	173,236	0	(34,726)	(248,916)	(283,642)	(110,406)
PVIA - Short-Term Subaccount	22,251	(6,147)	16,104	0	(2,316)	8,580	6,264	22,368
PVIA - Low Duration Subaccount	89,089	(29,132)	59,957	0	(21,639)	52,453	30,814	90,771
BNYS - Appreciation Subaccount	3,497	(9,033)	(5,536)	62,952	(9,013)	78,457	69,444	126,860
ROYI - Small-Cap Subaccount	17,371	(27,994)	(10,623)	180,407	14,157	283,811	297,968	467,752
ROYI - Micro-Cap Subaccount	0	(8,918)	(8,918)	0	(34,413)	153,955	119,542	110,624
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	0	(15,480)	(15,480)	931	(12,769)	216,939	204,170	189,621
NBAS - AMT Mid Cap Intrinsic Value Subaccount	3,737	(10,445)	(6,708)	32,074	7,482	32,347	39,829	65,195
FRT2 - Franklin Income VIP Subaccount	30,472	(8,156)	22,316	36,942	(1,773)	(13,488)	(15,261)	43,997
FRT2 - Franklin DynaTech VIP Subaccount	0	(1,523)	(1,523)	0	(9,067)	49,333	40,266	38,743
FRT2 - Templeton Foreign VIP Subaccount	44,416	(16,803)	27,613	0	(634)	219,737	219,103	246,716
FRT5 - Franklin VolSmart Allocation VIP Subaccount	53,626	(39,513)	14,113	190,826	(28,247)	96,230	67,983	272,922
FRT4 - Franklin Income VIP Subaccount	58,211	(16,124)	42,087	71,723	(3,913)	(27,084)	(30,997)	82,813
FRT4 - Franklin DynaTech VIP Subaccount	0	(14,702)	(14,702)	0	(108,860)	497,923	389,063	374,361
FRT4 - Templeton Foreign VIP Subaccount	228,780	(96,773)	132,007	0	(2,923)	1,211,117	1,208,194	1,340,201
FRT4 - Franklin Allocation VIP Subaccount	6,969	(6,735)	234	8,651	(19,034)	79,078	60,044	68,929
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(8,925)	(8,925)	0	(19,251)	119,676	100,425	91,500
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	51,375	(32,451)	18,924	0	(43,312)	323,090	279,778	298,702
IVYV - Delaware Ivy VIP Natural Resources Subaccount	7,102	(3,185)	3,917	0	1,384	(4,311)	(2,927)	990
IVYV - Delaware Ivy VIP Science and Technology Subaccount	0	(8,176)	(8,176)	34,466	(18,032)	187,508	169,476	195,766

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP Bond Subaccount	AVIP - AVIP Bond Subaccount	AVIP - AVIP BlackRock Balanced Allocation Subaccount	AVIP - AVIP BlackRock Balanced Allocation Subaccount	AVIP - AVIP BlackRock Advantage International Equity Subaccount	AVIP - AVIP BlackRock Advantage International Equity Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$21,324	$23,921	$60,204	$10,675	$53,232	$31,323
Reinvested capital gains	0	7,174	0	2,963,934	0	306,195
Realized gain (loss)	(5,419)	4,891	(256,190)	55,142	72,442	31,529
Unrealized gain (loss)	52,765	(267,859)	2,817,903	(6,715,536)	230,933	(784,426)
Net increase (decrease) in contract owners’ equity from operations	68,670	(231,873)	2,621,917	(3,685,785)	356,607	(415,379)
Equity transactions:
Contract purchase payments (note 1)	0	150	16,396	72,046	0	0
Extra credit fund deposit (note 1)	0	6	0	0	0	0
Transfers (to) and from other subaccounts	55,765	(42,933)	(578,265)	449,098	(185,282)	119,634
Transfers (to) and from fixed dollar contract	0	0	130	918	0	0
Withdrawals and surrenders	(96,109)	(9,081)	(774,996)	(605,192)	(341,026)	(23,605)
Surrender charges (note 2)	(7)	(5)	(16)	(81)	(20)	(7)
Annual contract charges (note 2)	(11,547)	(11,530)	(187,431)	(188,066)	(21,009)	(19,466)
Annuity and death benefit payments	(65,596)	(39,614)	(669,986)	(844,181)	(96,074)	(102,872)
Net equity transactions	(117,494)	(103,007)	(2,194,168)	(1,115,458)	(643,411)	(26,316)
Net change in contract owners’ equity	(48,824)	(334,880)	427,749	(4,801,243)	(286,804)	(441,695)
Contract owners’ equity:
Beginning of period	1,106,156	1,441,036	14,541,049	19,342,292	2,453,213	2,894,908
End of period	$1,057,332	$1,106,156	$14,968,798	$14,541,049	$2,166,409	$2,453,213

Change in units:
Beginning units	64,706	70,551	605,585	650,108	198,179	199,553
Units purchased	5,173	1,264	10,085	24,291	3,036	11,252
Units redeemed	(11,453)	(7,109)	(93,224)	(68,814)	(52,371)	(12,626)
Ending units	58,426	64,706	522,446	605,585	148,844	198,179

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	AVIP - AVIP AB Small Cap Subaccount	AVIP - AVIP AB Small Cap Subaccount	AVIP - AVIP AB Mid Cap Core Subaccount	AVIP - AVIP AB Mid Cap Core Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(13,894)	$(10,906)	$(31,438)	$(32,491)	$(3,007)	$(4,979)
Reinvested capital gains	171,056	675,799	0	1,624,170	0	206,878
Realized gain (loss)	(160,945)	13,510	(222,449)	(29,581)	5,548	4,961
Unrealized gain (loss)	323,977	(1,044,469)	607,428	(2,537,275)	37,443	(340,681)
Net increase (decrease) in contract owners’ equity from operations	320,194	(366,066)	353,541	(975,177)	39,984	(133,821)
Equity transactions:
Contract purchase payments (note 1)	0	0	5,469	416	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	993,168	40,610	(2,864)	186,325	(150,822)	11,876
Transfers (to) and from fixed dollar contract	0	0	66	513	0	0
Withdrawals and surrenders	(72,260)	(7,825)	(148,990)	(63,554)	(16,765)	(19,659)
Surrender charges (note 2)	0	0	(11)	(30)	(1)	(1)
Annual contract charges (note 2)	(12,515)	(7,311)	(22,544)	(23,494)	(2,238)	(4,177)
Annuity and death benefit payments	(20,883)	(16,938)	(45,260)	(45,523)	(6,098)	(2,495)
Net equity transactions	887,510	8,536	(214,134)	54,653	(175,924)	(14,456)
Net change in contract owners’ equity	1,207,704	(357,530)	139,407	(920,524)	(135,940)	(148,277)
Contract owners’ equity:
Beginning of period	683,435	1,040,965	2,316,932	3,237,456	402,679	550,956
End of period	$1,891,139	$683,435	$2,456,339	$2,316,932	$266,739	$402,679

Change in units:
Beginning units	29,122	28,912	104,479	102,666	10,907	11,294
Units purchased	46,134	2,627	8,674	12,265	200	335
Units redeemed	(13,417)	(2,417)	(17,550)	(10,452)	(4,894)	(722)
Ending units	61,839	29,122	95,603	104,479	6,213	10,907

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP S&P 500® Index Subaccount	AVIP - AVIP S&P 500® Index Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	AVIP - AVIP Federated High Income Bond Subaccount	AVIP - AVIP Federated High Income Bond Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$41,243	$(6,225)	$44,976	$13,869	$186,393	$186,990
Reinvested capital gains	705,985	1,277,076	66,255	1,391,983	0	0
Realized gain (loss)	385,057	346,111	96,375	286,921	39,885	74,354
Unrealized gain (loss)	1,654,409	(3,990,123)	476,429	(2,435,314)	190,011	(875,007)
Net increase (decrease) in contract owners’ equity from operations	2,786,694	(2,373,161)	684,035	(742,541)	416,289	(613,663)
Equity transactions:
Contract purchase payments (note 1)	7,554	37,262	9,266	59,059	3,118	36,737
Extra credit fund deposit (note 1)	0	0	0	6	0	6
Transfers (to) and from other subaccounts	6,759,016	(11,713)	22,661	(245,925)	111,828	(247,807)
Transfers (to) and from fixed dollar contract	117	836	135	990	50	358
Withdrawals and surrenders	(678,804)	(197,984)	(275,362)	(217,004)	(123,266)	(113,026)
Surrender charges (note 2)	(28)	(73)	(12)	(11)	(7)	(7)
Annual contract charges (note 2)	(112,534)	(86,654)	(64,593)	(65,583)	(39,848)	(40,467)
Annuity and death benefit payments	(405,488)	(269,473)	(246,359)	(182,575)	(208,279)	(138,009)
Net equity transactions	5,569,833	(527,799)	(554,264)	(651,043)	(256,404)	(502,215)
Net change in contract owners’ equity	8,356,527	(2,900,960)	129,771	(1,393,584)	159,885	(1,115,878)
Contract owners’ equity:
Beginning of period	9,482,422	12,383,382	6,140,751	7,534,335	3,815,246	4,931,124
End of period	$17,838,949	$9,482,422	$6,270,522	$6,140,751	$3,975,131	$3,815,246

Change in units:
Beginning units	255,053	268,895	243,114	269,081	163,685	186,243
Units purchased	183,725	18,007	9,781	5,682	9,667	1,237
Units redeemed	(49,954)	(31,849)	(31,178)	(31,649)	(19,729)	(23,795)
Ending units	388,824	255,053	221,717	243,114	153,623	163,685

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP Nasdaq-100® Index Subaccount	AVIP - AVIP Nasdaq-100® Index Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(29,862)	$(32,363)	$(24,432)	$(61,299)	$(52,010)	$(57,098)
Reinvested capital gains	294,336	1,079,323	38,165	3,126,019	0	1,488,380
Realized gain (loss)	52,678	55,241	99,899	220,615	(146,718)	(50,234)
Unrealized gain (loss)	1,167,501	(2,727,681)	2,329,501	(6,123,074)	921,134	(2,832,095)
Net increase (decrease) in contract owners’ equity from operations	1,484,653	(1,625,480)	2,443,133	(2,837,739)	722,406	(1,451,047)
Equity transactions:
Contract purchase payments (note 1)	0	0	16,516	89,347	7,624	29,823
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	522,210	(364,658)	(531,072)	264,803	131,012	417,266
Transfers (to) and from fixed dollar contract	0	0	185	1,489	84	667
Withdrawals and surrenders	(804,790)	(30,333)	(786,984)	(334,149)	(285,854)	(154,603)
Surrender charges (note 2)	(3)	0	(54)	(102)	(21)	(64)
Annual contract charges (note 2)	(29,573)	(24,238)	(112,624)	(110,126)	(42,857)	(42,121)
Annuity and death benefit payments	(141,232)	(89,838)	(453,224)	(308,152)	(160,342)	(118,259)
Net equity transactions	(453,388)	(509,067)	(1,867,257)	(396,890)	(350,354)	132,709
Net change in contract owners’ equity	1,031,265	(2,134,547)	575,876	(3,234,629)	372,052	(1,318,338)
Contract owners’ equity:
Beginning of period	2,766,837	4,901,384	10,798,202	14,032,831	3,947,460	5,265,798
End of period	$3,798,102	$2,766,837	$11,374,078	$10,798,202	$4,319,512	$3,947,460

Change in units:
Beginning units	114,066	136,429	299,702	310,732	155,489	151,710
Units purchased	27,122	4,638	6,406	12,524	10,555	23,061
Units redeemed	(37,537)	(27,001)	(52,221)	(23,554)	(22,849)	(19,282)
Ending units	103,651	114,066	253,887	299,702	143,195	155,489

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP S&P MidCap 400® Index Subaccount	AVIP - AVIP S&P MidCap 400® Index Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	AVIP - AVIP AB Risk Managed Balanced Subaccount	AVIP - AVIP AB Risk Managed Balanced Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,626	$(2,951)	$(78,886)	$(36,603)	$(138,613)	$(304,378)
Reinvested capital gains	120,611	149,277	43,452	1,308,573	0	1,582,343
Realized gain (loss)	17,422	57,324	25,049	(13,602)	(252,434)	56,830
Unrealized gain (loss)	124,300	(369,659)	2,169,856	(2,022,319)	4,756,111	(5,250,794)
Net increase (decrease) in contract owners’ equity from operations	263,959	(166,009)	2,159,471	(763,951)	4,365,064	(3,915,999)
Equity transactions:
Contract purchase payments (note 1)	360	1,100	3,315	286	4,750	0
Extra credit fund deposit (note 1)	0	12	0	0	0	0
Transfers (to) and from other subaccounts	2,210,246	(18,791)	42,328	4,379,701	7,790,382	33,548,020
Transfers (to) and from fixed dollar contract	0	0	50	358	851	4,189
Withdrawals and surrenders	(134,957)	(52,629)	(386,720)	(73,874)	(1,757,066)	(1,995,883)
Surrender charges (note 2)	(5)	(30)	(26)	(4)	(80)	(100)
Annual contract charges (note 2)	(19,217)	(17,284)	(54,280)	(26,500)	(607,303)	(357,514)
Annuity and death benefit payments	(84,840)	(50,445)	(140,314)	(107,902)	(1,900,977)	(751,090)
Net equity transactions	1,971,587	(138,067)	(535,647)	4,172,065	3,530,557	30,447,622
Net change in contract owners’ equity	2,235,546	(304,076)	1,623,824	3,408,114	7,895,621	26,531,623
Contract owners’ equity:
Beginning of period	872,994	1,177,070	5,692,508	2,284,394	35,995,465	9,463,842
End of period	$3,108,540	$872,994	$7,316,332	$5,692,508	$43,891,086	$35,995,465

Change in units:
Beginning units	41,265	47,619	199,062	52,574	2,313,126	460,745
Units purchased	96,034	710	20,904	154,694	517,180	2,098,310
Units redeemed	(11,535)	(7,064)	(36,629)	(8,206)	(297,178)	(245,929)
Ending units	125,764	41,265	183,337	199,062	2,533,128	2,313,126

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP Federated Core Plus Bond Subaccount	AVIP - AVIP Federated Core Plus Bond Subaccount	AVIP - AVIP Intech U.S. Low Volatility Subaccount	AVIP - AVIP Intech U.S. Low Volatility Subaccount	AVIP - AVIP iShares Managed Risk Balanced Subaccount	AVIP - AVIP iShares Managed Risk Balanced Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$249,664	$23,516	$(41,198)	$(179,768)	$(57,324)	$(100,690)
Reinvested capital gains	0	5,793	0	499,222	0	32,469
Realized gain (loss)	(163,589)	(194,671)	33,485	127,475	(97,951)	(116,360)
Unrealized gain (loss)	628,532	(1,690,960)	906,144	(2,449,982)	2,010,482	(1,940,422)
Net increase (decrease) in contract owners’ equity from operations	714,607	(1,856,322)	898,431	(2,003,053)	1,855,207	(2,125,003)
Equity transactions:
Contract purchase payments (note 1)	353	115,654	0	0	0	0
Extra credit fund deposit (note 1)	0	30	0	0	0	0
Transfers (to) and from other subaccounts	7,982,783	(357,766)	366,991	(1,852,849)	(85,057)	5,325,132
Transfers (to) and from fixed dollar contract	0	(81,542)	407	3,144	4	0
Withdrawals and surrenders	(417,554)	(263,374)	(644,741)	(849,679)	(710,183)	(445,374)
Surrender charges (note 2)	(20)	(11)	(109)	(438)	(18)	(307)
Annual contract charges (note 2)	(139,803)	(118,327)	(262,594)	(278,446)	(251,546)	(194,296)
Annuity and death benefit payments	(536,822)	(262,989)	(889,083)	(485,211)	(706,079)	(333,617)
Net equity transactions	6,888,937	(968,325)	(1,429,129)	(3,463,479)	(1,752,879)	4,351,538
Net change in contract owners’ equity	7,603,544	(2,824,647)	(530,698)	(5,466,532)	102,328	2,226,535
Contract owners’ equity:
Beginning of period	10,822,304	13,646,951	18,625,074	24,091,606	16,111,755	13,885,220
End of period	$18,425,848	$10,822,304	$18,094,376	$18,625,074	$16,214,083	$16,111,755

Change in units:
Beginning units	1,276,899	1,392,969	1,846,512	2,182,418	1,911,883	1,367,435
Units purchased	956,506	68,102	72,078	8,387	15,120	662,480
Units redeemed	(136,679)	(184,172)	(211,626)	(344,293)	(213,679)	(118,032)
Ending units	2,096,726	1,276,899	1,706,964	1,846,512	1,713,324	1,911,883

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount (note 4)	AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount (note 4)	AVIP - AVIP iShares Managed Risk Growth Subaccount (note 4)	AVIP - AVIP iShares Managed Risk Growth Subaccount (note 4)	AVIP - AVIP Moderately Conservative Model Subaccount	AVIP - AVIP Moderately Conservative Model Subaccount
	2023	10-14-2022 to 12-31-2022	2023	10-14-2022 to 12-31-2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(143,333)	$(30,947)	$(59,696)	$(12,894)	$59,594	$10,311
Reinvested capital gains	0	0	0	0	77,802	136,516
Realized gain (loss)	222,168	21,723	95,925	10,102	(16,184)	(13,247)
Unrealized gain (loss)	1,335,167	582,776	650,666	233,603	84,512	(554,544)
Net increase (decrease) in contract owners’ equity from operations	1,414,002	573,552	686,895	230,811	205,724	(420,964)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(122,036)	10,063,336	(97,483)	3,990,923	(55,954)	0
Transfers (to) and from fixed dollar contract	0	0	627	1,254	0	0
Withdrawals and surrenders	(624,713)	(66,299)	(200,573)	(50,879)	0	(99,824)
Surrender charges (note 2)	(20)	0	(56)	0	0	0
Annual contract charges (note 2)	(162,355)	(47,904)	(64,022)	(15,000)	(17,713)	(17,232)
Annuity and death benefit payments	(601,915)	(60,997)	(194,444)	(28,917)	(1,616)	(2,515)
Net equity transactions	(1,511,039)	9,888,136	(555,951)	3,897,381	(75,283)	(119,571)
Net change in contract owners’ equity	(97,037)	10,461,688	130,944	4,128,192	130,441	(540,535)
Contract owners’ equity:
Beginning of period	10,461,688	0	4,128,192	0	2,061,019	2,601,554
End of period	$10,364,651	$10,461,688	$4,259,136	$4,128,192	$2,191,460	$2,061,019

Change in units:
Beginning units	990,766	0	390,645	0	186,043	196,582
Units purchased	8,980	1,022,296	7,363	406,060	0	1
Units redeemed	(142,944)	(31,530)	(56,155)	(15,415)	(6,453)	(10,540)
Ending units	856,802	990,766	341,853	390,645	179,590	186,043

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	AVIP - AVIP Balanced Model Subaccount	AVIP - AVIP Balanced Model Subaccount	AVIP - AVIP Moderate Growth Model Subaccount	AVIP - AVIP Moderate Growth Model Subaccount	AVIP - AVIP Growth Model Subaccount	AVIP - AVIP Growth Model Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$62,452	$18,120	$98,810	$24,450	$64,443	$10,005
Reinvested capital gains	104,744	146,887	184,831	271,461	115,015	114,654
Realized gain (loss)	(4,198)	5,652	(791)	(29,031)	(2,196)	5,714
Unrealized gain (loss)	34,834	(492,088)	21,325	(817,685)	(2,201)	(301,224)
Net increase (decrease) in contract owners’ equity from operations	197,832	(321,429)	304,175	(550,805)	175,061	(170,851)
Equity transactions:
Contract purchase payments (note 1)	0	0	4,800	4,800	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(3,466)	141,214	(4,817)	(295,827)	0	291,160
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(90,855)	(266)	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(22,971)	(21,121)	(18,777)	(20,755)	(10,264)	(7,571)
Annuity and death benefit payments	(91,680)	(44,947)	(15,023)	(23,695)	(90,206)	(74,280)
Net equity transactions	(208,972)	74,880	(33,817)	(335,477)	(100,470)	209,309
Net change in contract owners’ equity	(11,140)	(246,549)	270,358	(886,282)	74,591	38,458
Contract owners’ equity:
Beginning of period	1,676,090	1,922,639	2,034,835	2,921,117	1,049,910	1,011,452
End of period	$1,664,950	$1,676,090	$2,305,193	$2,034,835	$1,124,501	$1,049,910

Change in units:
Beginning units	141,175	134,791	162,892	190,458	78,339	61,207
Units purchased	493	12,169	365	375	0	23,172
Units redeemed	(17,219)	(5,785)	(2,933)	(27,941)	(6,976)	(6,040)
Ending units	124,449	141,175	160,324	162,892	71,363	78,339

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$72,325	$2,120	$(46,937)	$(61,766)	$(11,034)	$(7,807)
Reinvested capital gains	0	0	143,043	399,535	43,698	67,763
Realized gain (loss)	12,476	38	12,491	30,141	6,271	474
Unrealized gain (loss)	0	0	549,372	(1,491,290)	229,564	(336,143)
Net increase (decrease) in contract owners’ equity from operations	84,801	2,158	657,969	(1,123,380)	268,499	(275,713)
Equity transactions:
Contract purchase payments (note 1)	584,946	88,893	4,387	22,938	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	77,150	318,858	(174,768)	(292,907)	(35,839)	32,443
Transfers (to) and from fixed dollar contract	10,000	0	67	(25,907)	0	0
Withdrawals and surrenders	(701,178)	(455,592)	(480,076)	(134,464)	(2,189)	(3,082)
Surrender charges (note 2)	(3)	(6)	(16)	(58)	(1)	0
Annual contract charges (note 2)	(11,639)	(16,603)	(51,529)	(55,901)	(5,882)	(5,687)
Annuity and death benefit payments	(106,949)	(84,128)	(168,897)	(139,679)	(25,495)	(20,134)
Net equity transactions	(147,673)	(148,578)	(870,832)	(625,978)	(69,406)	3,540
Net change in contract owners’ equity	(62,872)	(146,420)	(212,863)	(1,749,358)	199,093	(272,173)
Contract owners’ equity:
Beginning of period	2,920,832	3,067,252	5,418,220	7,167,578	805,329	1,077,502
End of period	$2,857,960	$2,920,832	$5,205,357	$5,418,220	$1,004,422	$805,329

Change in units:
Beginning units	278,441	280,955	120,522	135,193	24,540	24,552
Units purchased	86,508	162,117	4,000	4,824	333	1,060
Units redeemed	(159,652)	(164,631)	(20,470)	(19,495)	(2,028)	(1,072)
Ending units	205,297	278,441	104,052	120,522	22,845	24,540

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,537	$13,441	$31,613	$(2,798)	$37,175	$55,275
Reinvested capital gains	53,642	65,348	82,183	61,053	0	80,687
Realized gain (loss)	11,560	27,612	(25,397)	21,302	(46,531)	(47,736)
Unrealized gain (loss)	82,088	(144,815)	173,071	(781,762)	671,267	(1,314,172)
Net increase (decrease) in contract owners’ equity from operations	155,827	(38,414)	261,470	(702,205)	661,911	(1,225,946)
Equity transactions:
Contract purchase payments (note 1)	0	4,150	2,144	14,904	0	0
Extra credit fund deposit (note 1)	0	6	0	3	0	0
Transfers (to) and from other subaccounts	(103,060)	845,147	1,015,537	243,079	(749)	126,078
Transfers (to) and from fixed dollar contract	0	(93,895)	34	239	422	2,090
Withdrawals and surrenders	(21,865)	(84,083)	(201,023)	(58,257)	(278,879)	(359,045)
Surrender charges (note 2)	0	(3)	(7)	(5)	(45)	(87)
Annual contract charges (note 2)	(14,250)	(14,234)	(21,310)	(19,454)	(84,983)	(87,860)
Annuity and death benefit payments	(41,711)	(40,646)	(84,535)	(50,442)	(170,905)	(143,837)
Net equity transactions	(180,886)	616,442	710,840	130,067	(535,139)	(462,661)
Net change in contract owners’ equity	(25,059)	578,028	972,310	(572,138)	126,772	(1,688,607)
Contract owners’ equity:
Beginning of period	1,891,188	1,313,160	1,889,454	2,461,592	5,675,350	7,363,957
End of period	$1,866,129	$1,891,188	$2,861,764	$1,889,454	$5,802,122	$5,675,350

Change in units:
Beginning units	60,365	39,443	106,601	100,003	386,773	417,442
Units purchased	3,748	29,719	63,811	14,210	3,955	10,805
Units redeemed	(9,361)	(8,797)	(18,831)	(7,612)	(39,021)	(41,474)
Ending units	54,752	60,365	151,581	106,601	351,707	386,773

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,537)	$(4,348)	$(788)	$(678)	$18,611	$(20,864)
Reinvested capital gains	0	63,431	3,636	14,098	0	160,601
Realized gain (loss)	28,553	4,523	2,171	3,445	97,690	108,695
Unrealized gain (loss)	82,814	(201,090)	22,624	(48,963)	473,303	(1,358,361)
Net increase (decrease) in contract owners’ equity from operations	107,830	(137,484)	27,643	(32,098)	589,604	(1,109,929)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(16,052)	15,611	(5,821)	2,427	(22,251)	75,612
Transfers (to) and from fixed dollar contract	0	0	0	0	418	2,090
Withdrawals and surrenders	(158,611)	(9,504)	0	0	(208,663)	(232,865)
Surrender charges (note 2)	0	0	0	0	0	(15)
Annual contract charges (note 2)	(2,839)	(2,236)	(811)	(831)	(57,959)	(58,277)
Annuity and death benefit payments	(10,171)	(11,713)	(3,661)	(9,763)	(157,283)	(384,097)
Net equity transactions	(187,673)	(7,842)	(10,293)	(8,167)	(445,738)	(597,552)
Net change in contract owners’ equity	(79,843)	(145,326)	17,350	(40,265)	143,866	(1,707,481)
Contract owners’ equity:
Beginning of period	305,976	451,302	116,563	156,828	4,640,066	6,347,547
End of period	$226,133	$305,976	$133,913	$116,563	$4,783,932	$4,640,066

Change in units:
Beginning units	16,272	16,623	8,354	9,008	181,416	201,221
Units purchased	0	791	0	378	7,693	5,307
Units redeemed	(8,009)	(1,142)	(639)	(1,032)	(22,792)	(25,112)
Ending units	8,263	16,272	7,715	8,354	166,317	181,416

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,209	$9,073	$3,588	$1,076	$7,535	$2,466
Reinvested capital gains	0	0	0	3,341	115,994	70,301
Realized gain (loss)	63,683	19,160	(21,218)	(1,596)	5,667	8,984
Unrealized gain (loss)	145,583	(318,100)	21,694	(36,831)	(29,242)	(158,336)
Net increase (decrease) in contract owners’ equity from operations	211,475	(289,867)	4,064	(34,010)	99,954	(76,585)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	150
Extra credit fund deposit (note 1)	0	0	0	0	0	6
Transfers (to) and from other subaccounts	(43,888)	(14,433)	70,473	(3,799)	5,331	108,753
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(242,603)	(63,151)	(150,365)	(8,501)	(46,894)	(8,010)
Surrender charges (note 2)	0	(3)	0	0	(13)	(76)
Annual contract charges (note 2)	(21,461)	(21,496)	(1,964)	(1,548)	(7,137)	(5,810)
Annuity and death benefit payments	(93,527)	(81,974)	(3,157)	(1,174)	(8,888)	(7,477)
Net equity transactions	(401,479)	(181,057)	(85,013)	(15,022)	(57,601)	87,536
Net change in contract owners’ equity	(190,004)	(470,924)	(80,949)	(49,032)	42,353	10,951
Contract owners’ equity:
Beginning of period	2,474,643	2,945,567	182,186	231,218	796,100	785,149
End of period	$2,284,639	$2,474,643	$101,237	$182,186	$838,453	$796,100

Change in units:
Beginning units	159,799	171,187	18,933	20,395	21,160	18,720
Units purchased	7,512	5,106	7,013	89	375	3,796
Units redeemed	(32,508)	(16,494)	(16,138)	(1,551)	(1,852)	(1,356)
Ending units	134,803	159,799	9,808	18,933	19,683	21,160

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	ASVT - VT Opportunity Subaccount	ASVT - VT Opportunity Subaccount	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$307	$361	$(429)	$(413)	$(9,242)	$(14,117)
Reinvested capital gains	13,891	7,417	2,634	5,756	0	651,735
Realized gain (loss)	1,364	2,637	43	128	(132,688)	(397,897)
Unrealized gain (loss)	9,615	(31,671)	4,641	(13,328)	440,151	(1,615,638)
Net increase (decrease) in contract owners’ equity from operations	25,177	(21,256)	6,889	(7,857)	298,221	(1,375,917)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	1,440	1,440
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(1,018)	(12,061)	0	0	(15,406)	(292,535)
Transfers (to) and from fixed dollar contract	0	(55,381)	1	0	0	0
Withdrawals and surrenders	0	0	0	0	(59,238)	(128,508)
Surrender charges (note 2)	0	0	0	0	(4)	0
Annual contract charges (note 2)	(980)	(991)	(197)	(184)	(5,355)	(5,707)
Annuity and death benefit payments	(16,357)	(3,756)	0	0	(13,248)	(17,039)
Net equity transactions	(18,355)	(72,189)	(196)	(184)	(91,811)	(442,349)
Net change in contract owners’ equity	6,822	(93,445)	6,693	(8,041)	206,410	(1,818,266)
Contract owners’ equity:
Beginning of period	188,046	281,491	27,973	36,014	673,798	2,492,064
End of period	$194,868	$188,046	$34,666	$27,973	$880,208	$673,798

Change in units:
Beginning units	4,592	6,296	586	589	19,324	27,696
Units purchased	197	46	0	0	441	2,822
Units redeemed	(604)	(1,750)	(4)	(3)	(2,571)	(11,194)
Ending units	4,185	4,592	582	586	17,194	19,324

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,857)	$(2,864)	$(5,862)	$(5,610)	$(1,818)	$(1,633)
Reinvested capital gains	0	2,587	17,613	73,157	0	1,047
Realized gain (loss)	13,963	1,204	(7,305)	(302)	(902)	(1,768)
Unrealized gain (loss)	81,535	(122,930)	137,906	(240,336)	42,641	(48,709)
Net increase (decrease) in contract owners’ equity from operations	91,641	(122,003)	142,352	(173,091)	39,921	(51,063)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(12,349)	8,097	(32,117)	53,552	(1,704)	(64)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(90,072)	(1,677)	(888)	(158)	(744)	0
Surrender charges (note 2)	(4)	0	(2)	(1)	(1)	0
Annual contract charges (note 2)	(3,831)	(3,525)	(955)	(1,016)	(1,507)	(1,432)
Annuity and death benefit payments	(12,274)	(12,530)	(18,675)	(533)	(6,348)	(7,110)
Net equity transactions	(118,530)	(9,635)	(52,637)	51,844	(10,304)	(8,606)
Net change in contract owners’ equity	(26,889)	(131,638)	89,715	(121,247)	29,617	(59,669)
Contract owners’ equity:
Beginning of period	457,597	589,235	375,993	497,240	185,825	245,494
End of period	$430,708	$457,597	$465,708	$375,993	$215,442	$185,825

Change in units:
Beginning units	14,294	14,569	10,428	9,178	6,220	6,540
Units purchased	418	583	30	1,295	81	110
Units redeemed	(3,694)	(858)	(1,232)	(45)	(398)	(430)
Ending units	11,018	14,294	9,226	10,428	5,903	6,220

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Trend Driven Allocation Subaccount	GSVS - Trend Driven Allocation Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,309)	$(8,600)	$14,308	$(86,677)	$179,797	$105,136
Reinvested capital gains	52,455	147,044	0	226,226	0	0
Realized gain (loss)	(13,226)	(5,921)	(69,587)	(14,984)	(9,619)	11,159
Unrealized gain (loss)	294,445	(503,577)	797,456	(1,557,576)	790,803	(1,107,122)
Net increase (decrease) in contract owners’ equity from operations	323,365	(371,054)	742,177	(1,433,011)	960,981	(990,827)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	5,371	50,179
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	308,479	37,731	(54,869)	176,312	(383,734)	(146,304)
Transfers (to) and from fixed dollar contract	0	0	418	2,090	67	(14,919)
Withdrawals and surrenders	(155)	0	(246,963)	(175,531)	(204,310)	(118,061)
Surrender charges (note 2)	0	0	(14)	(40)	(5)	(6)
Annual contract charges (note 2)	(7,970)	(5,051)	(85,208)	(84,886)	(51,609)	(52,140)
Annuity and death benefit payments	(13,189)	(13,324)	(261,551)	(100,659)	(182,836)	(166,822)
Net equity transactions	287,165	19,356	(648,187)	(182,714)	(817,056)	(448,073)
Net change in contract owners’ equity	610,530	(351,698)	93,990	(1,615,725)	143,925	(1,438,900)
Contract owners’ equity:
Beginning of period	755,587	1,107,285	5,574,907	7,190,632	5,075,961	6,514,861
End of period	$1,366,117	$755,587	$5,668,897	$5,574,907	$5,219,886	$5,075,961

Change in units:
Beginning units	24,747	24,186	457,560	470,430	252,075	270,991
Units purchased	8,642	1,200	14,242	17,204	508	15,342
Units redeemed	(1,649)	(639)	(63,639)	(30,074)	(37,622)	(34,258)
Ending units	31,740	24,747	408,163	457,560	214,961	252,075

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	LAZS - U.S. Small Cap Equity Select Subaccount	LAZS - U.S. Small Cap Equity Select Subaccount	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,592)	$(10,667)	$3,032	$210,441	$(110,139)	$(111,568)
Reinvested capital gains	0	222,173	0	1,031,505	423,003	489,476
Realized gain (loss)	(15,717)	(1,845)	(314,014)	(140,780)	(47,831)	(9,081)
Unrealized gain (loss)	93,720	(371,864)	1,528,879	(2,835,567)	428,909	(2,194,766)
Net increase (decrease) in contract owners’ equity from operations	68,411	(162,203)	1,217,897	(1,734,401)	693,942	(1,825,939)
Equity transactions:
Contract purchase payments (note 1)	0	0	13,860	66,990	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	23,562	(10,684)	(517,757)	403,944	(58,010)	474,777
Transfers (to) and from fixed dollar contract	0	0	185	(29,004)	3	0
Withdrawals and surrenders	(39,874)	(8,783)	(405,402)	(269,716)	(93,794)	(330,525)
Surrender charges (note 2)	(2)	(1)	(16)	(15)	(43)	(65)
Annual contract charges (note 2)	(5,478)	(5,627)	(94,718)	(94,310)	(119,350)	(119,963)
Annuity and death benefit payments	(17,963)	(16,015)	(333,067)	(231,501)	(300,639)	(237,034)
Net equity transactions	(39,755)	(41,110)	(1,336,915)	(153,612)	(571,833)	(212,810)
Net change in contract owners’ equity	28,656	(203,313)	(119,018)	(1,888,013)	122,109	(2,038,749)
Contract owners’ equity:
Beginning of period	787,577	990,890	9,181,976	11,069,989	7,873,638	9,912,387
End of period	$816,233	$787,577	$9,062,958	$9,181,976	$7,995,747	$7,873,638

Change in units:
Beginning units	19,561	20,545	585,234	593,871	554,990	569,144
Units purchased	739	98	15,752	40,375	8,899	36,175
Units redeemed	(1,677)	(1,082)	(95,968)	(49,012)	(48,079)	(50,329)
Ending units	18,623	19,561	505,018	585,234	515,810	554,990

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	ABVB - VPS Relative Value Subaccount	ABVB - VPS Relative Value Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$170	$(6,357)	$(670)	$(1,680)	$(3,136)	$(3,520)
Reinvested capital gains	5,715	152,622	32,682	66,621	0	127,295
Realized gain (loss)	(15,845)	16,674	(2,179)	7,364	(24,632)	(13,371)
Unrealized gain (loss)	83,031	(348,047)	9,226	(100,064)	64,362	(258,943)
Net increase (decrease) in contract owners’ equity from operations	73,071	(185,108)	39,059	(27,759)	36,594	(148,539)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	1,440	1,440
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	12,449	(159,896)	14,353	(59,626)	5,912	31,113
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(3,311)	(1,567)	0	(1,322)	(10,823)	(16,553)
Surrender charges (note 2)	(1)	(1)	0	0	(5)	0
Annual contract charges (note 2)	(6,207)	(6,166)	(4,786)	(5,225)	(2,479)	(2,779)
Annuity and death benefit payments	(46,009)	(23,754)	(13,066)	(7,689)	(4,825)	(5,040)
Net equity transactions	(43,079)	(191,384)	(3,499)	(73,862)	(10,780)	8,181
Net change in contract owners’ equity	29,992	(376,492)	35,560	(101,621)	25,814	(140,358)
Contract owners’ equity:
Beginning of period	664,558	1,041,050	386,734	488,355	228,074	368,432
End of period	$694,550	$664,558	$422,294	$386,734	$253,888	$228,074

Change in units:
Beginning units	20,602	25,609	19,815	23,701	7,497	7,266
Units purchased	746	637	1,292	658	511	1,116
Units redeemed	(1,906)	(5,644)	(1,542)	(4,544)	(946)	(885)
Ending units	19,442	20,602	19,565	19,815	7,062	7,497

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	ABVB - VPS Global Risk Allocation-Moderate Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$199,786	$(225,719)	$(5,609)	$(6,877)	$(6,400)	$(6,434)
Reinvested capital gains	0	719,211	0	195,710	7,800	80,535
Realized gain (loss)	(213,802)	(236,162)	(70,490)	(15,334)	(14,016)	(10,200)
Unrealized gain (loss)	3,292,222	(5,273,474)	138,002	(388,588)	103,948	(256,809)
Net increase (decrease) in contract owners’ equity from operations	3,278,206	(5,016,144)	61,903	(215,089)	91,332	(192,908)
Equity transactions:
Contract purchase payments (note 1)	18,000	8,250	0	1,000	1,440	1,440
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(414,367)	(71,150)	15,120	56,819	(1,662)	60,140
Transfers (to) and from fixed dollar contract	1,251	7,324	0	0	0	0
Withdrawals and surrenders	(621,759)	(1,165,161)	(109,305)	(15,080)	(6,619)	(4,621)
Surrender charges (note 2)	(68)	(668)	(16)	(70)	0	(1)
Annual contract charges (note 2)	(411,335)	(417,094)	(5,323)	(5,205)	(3,978)	(4,015)
Annuity and death benefit payments	(1,012,853)	(836,515)	(21,867)	(25,994)	(18,768)	(15,734)
Net equity transactions	(2,441,131)	(2,475,014)	(121,391)	11,470	(29,587)	37,209
Net change in contract owners’ equity	837,075	(7,491,158)	(59,488)	(203,619)	61,745	(155,699)
Contract owners’ equity:
Beginning of period	26,052,437	33,543,595	496,510	700,129	484,754	640,453
End of period	$26,889,512	$26,052,437	$437,022	$496,510	$546,499	$484,754

Change in units:
Beginning units	2,281,915	2,490,130	13,345	12,998	16,889	15,741
Units purchased	15,378	25,967	499	1,545	396	2,451
Units redeemed	(216,912)	(234,182)	(3,449)	(1,198)	(1,313)	(1,303)
Ending units	2,080,381	2,281,915	10,395	13,345	15,972	16,889

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,984	$155	$(1,032)	$(892)	$123,522	$446,612
Reinvested capital gains	85,811	168,479	5,821	15,938	0	0
Realized gain (loss)	(10,773)	21,575	180	51	(137,500)	(56,251)
Unrealized gain (loss)	74,985	(455,851)	18,297	(32,389)	166,693	(1,528,547)
Net increase (decrease) in contract owners’ equity from operations	160,007	(265,642)	23,266	(17,292)	152,715	(1,138,186)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	4,150	2,134	58,072
Extra credit fund deposit (note 1)	0	0	0	6	0	0
Transfers (to) and from other subaccounts	186,090	(14,977)	(6,302)	39,147	591,564	(510,093)
Transfers (to) and from fixed dollar contract	0	(167,917)	0	0	50	323
Withdrawals and surrenders	(64,070)	(152,051)	(2,707)	(1,766)	(301,044)	(190,444)
Surrender charges (note 2)	(45)	0	0	0	(19)	(10)
Annual contract charges (note 2)	(24,196)	(24,268)	(871)	(223)	(81,985)	(83,587)
Annuity and death benefit payments	(43,242)	(34,506)	(2,487)	(977)	(354,850)	(208,795)
Net equity transactions	54,537	(393,719)	(12,367)	40,337	(144,150)	(934,534)
Net change in contract owners’ equity	214,544	(659,361)	10,899	23,045	8,565	(2,072,720)
Contract owners’ equity:
Beginning of period	1,813,562	2,472,923	108,998	85,953	7,031,837	9,104,557
End of period	$2,028,106	$1,813,562	$119,897	$108,998	$7,040,402	$7,031,837

Change in units:
Beginning units	80,421	98,407	5,072	3,199	471,095	530,964
Units purchased	10,217	1,808	43	2,027	51,026	7,694
Units redeemed	(7,767)	(19,794)	(561)	(154)	(57,242)	(67,563)
Ending units	82,871	80,421	4,554	5,072	464,879	471,095

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Short-Term Subaccount	PVIA - Short-Term Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,342	$1,663	$173,236	$253,869	$16,104	$1,536
Reinvested capital gains	6,809	9,919	0	0	0	1,027
Realized gain (loss)	(9,601)	(15,186)	(34,726)	30,891	(2,316)	(5,108)
Unrealized gain (loss)	21,551	(88,049)	(248,916)	(155,401)	8,580	(9,014)
Net increase (decrease) in contract owners’ equity from operations	25,101	(91,653)	(110,406)	129,359	22,368	(11,559)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	2,000
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	34,599	(13,372)	161,483	(213,724)	8,762	(10,591)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(108,548)
Withdrawals and surrenders	(6,823)	(15,004)	(4,096)	(21,787)	(83,417)	(109,227)
Surrender charges (note 2)	(1)	0	0	0	(6)	0
Annual contract charges (note 2)	(4,622)	(4,892)	(14,519)	(14,920)	(2,881)	(3,062)
Annuity and death benefit payments	(8,292)	(8,286)	(20,512)	(16,956)	(18,915)	(16,281)
Net equity transactions	14,861	(41,554)	122,356	(267,387)	(96,457)	(245,709)
Net change in contract owners’ equity	39,962	(133,207)	11,950	(138,028)	(74,089)	(257,268)
Contract owners’ equity:
Beginning of period	629,878	763,085	1,169,294	1,307,322	556,239	813,507
End of period	$669,840	$629,878	$1,181,244	$1,169,294	$482,150	$556,239

Change in units:
Beginning units	43,778	46,378	137,879	165,671	54,940	79,418
Units purchased	2,556	693	25,582	21,157	1,615	2,178
Units redeemed	(1,619)	(3,293)	(10,406)	(48,949)	(11,313)	(26,656)
Ending units	44,715	43,778	153,055	137,879	45,242	54,940

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$59,957	$9,584	$(5,536)	$(5,828)	$(10,623)	$(21,690)
Reinvested capital gains	0	0	62,952	213,838	180,407	38,426
Realized gain (loss)	(21,639)	(22,934)	(9,013)	(2,847)	14,157	(11,729)
Unrealized gain (loss)	52,453	(155,490)	78,457	(368,711)	283,811	(279,978)
Net increase (decrease) in contract owners’ equity from operations	90,771	(168,840)	126,860	(163,548)	467,752	(274,971)
Equity transactions:
Contract purchase payments (note 1)	0	38,301	0	0	0	13,903
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	131,687	396,967	(20,736)	9,046	(100,696)	(126,822)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(10,908)
Withdrawals and surrenders	(95,453)	(74,742)	(1,108)	(1,161)	(187,186)	(35,497)
Surrender charges (note 2)	(9)	(2)	0	0	(10)	(32)
Annual contract charges (note 2)	(23,434)	(17,697)	(6,121)	(5,681)	(18,634)	(19,179)
Annuity and death benefit payments	(127,136)	(70,153)	(9,670)	(9,821)	(46,619)	(44,540)
Net equity transactions	(114,345)	272,674	(37,635)	(7,617)	(353,145)	(223,075)
Net change in contract owners’ equity	(23,574)	103,834	89,225	(171,165)	114,607	(498,046)
Contract owners’ equity:
Beginning of period	2,461,939	2,358,105	682,021	853,186	2,131,784	2,629,830
End of period	$2,438,365	$2,461,939	$771,246	$682,021	$2,246,391	$2,131,784

Change in units:
Beginning units	260,088	233,439	17,494	17,627	63,476	70,023
Units purchased	21,845	68,599	14	502	2,341	2,076
Units redeemed	(33,206)	(41,950)	(966)	(635)	(11,585)	(8,623)
Ending units	248,727	260,088	16,542	17,494	54,232	63,476

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. EQV International Equity Series II Subaccount	AIMI - Invesco V.I. EQV International Equity Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,918)	$(10,214)	$(15,480)	$2,163	$(6,708)	$(10,066)
Reinvested capital gains	0	248,677	931	138,782	32,074	96,148
Realized gain (loss)	(34,413)	4,222	(12,769)	(7,977)	7,482	29,721
Unrealized gain (loss)	153,955	(483,090)	216,939	(427,502)	32,347	(210,471)
Net increase (decrease) in contract owners’ equity from operations	110,624	(240,405)	189,621	(294,534)	65,195	(94,668)
Equity transactions:
Contract purchase payments (note 1)	0	0	1,080	21,934	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(56,278)	24,264	(17,963)	31,781	24,657	(39,721)
Transfers (to) and from fixed dollar contract	0	0	0	(36,770)	0	0
Withdrawals and surrenders	(57,854)	(13,498)	(16,726)	(24,567)	(17,430)	(15,441)
Surrender charges (note 2)	(3)	0	(2)	0	0	(2)
Annual contract charges (note 2)	(6,261)	(6,706)	(10,039)	(9,356)	(7,279)	(7,317)
Annuity and death benefit payments	(17,203)	(45,175)	(42,596)	(16,978)	(28,143)	(25,881)
Net equity transactions	(137,599)	(41,115)	(86,246)	(33,956)	(28,195)	(88,362)
Net change in contract owners’ equity	(26,975)	(281,520)	103,375	(328,490)	37,000	(183,030)
Contract owners’ equity:
Beginning of period	751,216	1,032,736	1,193,630	1,522,120	726,337	909,367
End of period	$724,241	$751,216	$1,297,005	$1,193,630	$763,337	$726,337

Change in units:
Beginning units	21,476	22,620	93,061	94,439	35,113	38,956
Units purchased	633	902	1,716	5,352	1,283	655
Units redeemed	(4,521)	(2,046)	(7,789)	(6,730)	(2,740)	(4,498)
Ending units	17,588	21,476	86,988	93,061	33,656	35,113

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin DynaTech VIP Subaccount	FRT2 - Franklin DynaTech VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,316	$24,203	$(1,523)	$(1,463)	$27,613	$25,625
Reinvested capital gains	36,942	13,616	0	58,159	0	0
Realized gain (loss)	(1,773)	3,170	(9,067)	(1,188)	(634)	(9,055)
Unrealized gain (loss)	(13,488)	(90,906)	49,333	(112,872)	219,737	(140,681)
Net increase (decrease) in contract owners’ equity from operations	43,997	(49,917)	38,743	(57,364)	246,716	(124,111)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	12,004	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	30,261	(42,443)	(17,916)	28,952	(128,574)	(1,853)
Transfers (to) and from fixed dollar contract	0	0	0	0	168	841
Withdrawals and surrenders	(49,509)	(13,281)	0	0	(79,861)	(18,880)
Surrender charges (note 2)	0	0	0	0	0	(3)
Annual contract charges (note 2)	(6,104)	(6,476)	(657)	(653)	(14,590)	(14,191)
Annuity and death benefit payments	(19,163)	(34,953)	(385)	(431)	(41,261)	(38,462)
Net equity transactions	(44,515)	(97,153)	(18,958)	27,868	(252,114)	(72,548)
Net change in contract owners’ equity	(518)	(147,070)	19,785	(29,496)	(5,398)	(196,659)
Contract owners’ equity:
Beginning of period	636,057	783,127	99,238	128,734	1,429,274	1,625,933
End of period	$635,539	$636,057	$119,023	$99,238	$1,423,876	$1,429,274

Change in units:
Beginning units	29,702	34,123	3,520	2,704	103,938	107,947
Units purchased	1,542	14	0	861	1,760	7,388
Units redeemed	(3,564)	(4,435)	(543)	(45)	(19,453)	(11,397)
Ending units	27,680	29,702	2,977	3,520	86,245	103,938

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin DynaTech VIP Subaccount	FRT4 - Franklin DynaTech VIP Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,113	$6,331	$42,087	$42,124	$(14,702)	$(14,385)
Reinvested capital gains	190,826	279,292	71,723	24,918	0	578,902
Realized gain (loss)	(28,247)	123,444	(3,913)	31,473	(108,860)	(36,797)
Unrealized gain (loss)	96,230	(987,782)	(27,084)	(197,462)	497,923	(1,105,561)
Net increase (decrease) in contract owners’ equity from operations	272,922	(578,715)	82,813	(98,947)	374,361	(577,841)
Equity transactions:
Contract purchase payments (note 1)	0	0	0	150	0	0
Extra credit fund deposit (note 1)	0	0	0	6	0	0
Transfers (to) and from other subaccounts	13,372	104,300	28,113	(236,079)	(159,087)	290,754
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(53,059)
Withdrawals and surrenders	(135,173)	(1,264,677)	(44,611)	(110,509)	(47,565)	(11,455)
Surrender charges (note 2)	(29)	(65)	0	0	(5)	0
Annual contract charges (note 2)	(43,832)	(48,155)	(9,538)	(10,286)	(12,796)	(10,925)
Annuity and death benefit payments	(93,585)	(106,104)	(47,645)	(47,998)	(17,458)	(11,257)
Net equity transactions	(259,247)	(1,314,701)	(73,681)	(404,716)	(236,911)	204,058
Net change in contract owners’ equity	13,675	(1,893,416)	9,132	(503,663)	137,450	(373,783)
Contract owners’ equity:
Beginning of period	2,869,009	4,762,425	1,215,328	1,718,991	952,921	1,326,704
End of period	$2,882,684	$2,869,009	$1,224,460	$1,215,328	$1,090,371	$952,921

Change in units:
Beginning units	200,579	285,870	70,054	91,373	39,502	32,655
Units purchased	3,070	13,352	1,693	204	586	10,935
Units redeemed	(20,477)	(98,643)	(5,910)	(21,523)	(8,259)	(4,088)
Ending units	183,172	200,579	65,837	70,054	31,829	39,502

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$132,007	$120,861	$234	$1,463	$(8,925)	$(9,827)
Reinvested capital gains	0	0	8,651	56,459	0	103,305
Realized gain (loss)	(2,923)	(43,752)	(19,034)	(11,955)	(19,251)	(4,064)
Unrealized gain (loss)	1,211,117	(801,568)	79,078	(165,863)	119,676	(408,878)
Net increase (decrease) in contract owners’ equity from operations	1,340,201	(724,459)	68,929	(119,896)	91,500	(319,464)
Equity transactions:
Contract purchase payments (note 1)	882	54,694	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(918,393)	(180,024)	(194)	2,490	(116,955)	21,651
Transfers (to) and from fixed dollar contract	0	(23,993)	0	0	0	0
Withdrawals and surrenders	(264,971)	(227,787)	(43,048)	(17,359)	(1,242)	(1,447)
Surrender charges (note 2)	(16)	(10)	0	0	0	0
Annual contract charges (note 2)	(80,595)	(81,205)	(4,338)	(4,429)	(5,960)	(7,003)
Annuity and death benefit payments	(245,694)	(180,320)	(12,010)	(12,198)	(5,958)	(5,842)
Net equity transactions	(1,508,787)	(638,645)	(59,590)	(31,496)	(130,115)	7,359
Net change in contract owners’ equity	(168,586)	(1,363,104)	9,339	(151,392)	(38,615)	(312,105)
Contract owners’ equity:
Beginning of period	7,952,045	9,315,149	551,289	702,681	708,337	1,020,442
End of period	$7,783,459	$7,952,045	$560,628	$551,289	$669,722	$708,337

Change in units:
Beginning units	793,913	849,265	35,573	37,527	31,439	31,208
Units purchased	8,585	57,733	162	293	482	953
Units redeemed	(150,567)	(113,085)	(3,455)	(2,247)	(5,540)	(722)
Ending units	651,931	793,913	32,280	35,573	26,381	31,439

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity (continued)	For the Periods Ended December 31, 2023 and 2022

	IVYV - Delaware Ivy VIP Asset Strategy Subaccount	IVYV - Delaware Ivy VIP Asset Strategy Subaccount	IVYV - Delaware Ivy VIP Natural Resources Subaccount	IVYV - Delaware Ivy VIP Natural Resources Subaccount	IVYV - Delaware Ivy VIP Science and Technology Subaccount	IVYV - Delaware Ivy VIP Science and Technology Subaccount
	2023	2022	2023	2022	2023	2022
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$18,924	$7,260	$3,917	$1,285	$(8,176)	$(7,760)
Reinvested capital gains	0	213,542	0	0	34,466	72,576
Realized gain (loss)	(43,312)	(28,693)	1,384	957	(18,032)	(11,874)
Unrealized gain (loss)	323,090	(691,618)	(4,311)	42,334	187,508	(298,618)
Net increase (decrease) in contract owners’ equity from operations	298,702	(499,509)	990	44,576	195,766	(245,676)
Equity transactions:
Contract purchase payments (note 1)	0	13,978	0	75	720	1,870
Extra credit fund deposit (note 1)	0	3	0	3	0	6
Transfers (to) and from other subaccounts	(110,478)	(4,892)	18,957	(33,168)	(18,323)	46,624
Transfers (to) and from fixed dollar contract	0	0	0	0	25,000	0
Withdrawals and surrenders	(35,086)	(46,377)	(29,584)	(2,557)	(3,828)	(1,188)
Surrender charges (note 2)	(14)	0	(2)	0	(1)	0
Annual contract charges (note 2)	(21,710)	(21,698)	(2,311)	(2,618)	(6,220)	(5,134)
Annuity and death benefit payments	(110,801)	(126,080)	(6,468)	(21,922)	(18,501)	(18,666)
Net equity transactions	(278,089)	(185,066)	(19,408)	(60,187)	(21,153)	23,512
Net change in contract owners’ equity	20,613	(684,575)	(18,418)	(15,611)	174,613	(222,164)
Contract owners’ equity:
Beginning of period	2,515,281	3,199,856	274,163	289,774	524,384	746,548
End of period	$2,535,894	$2,515,281	$255,745	$274,163	$698,997	$524,384

Change in units:
Beginning units	143,452	153,530	32,203	39,684	12,743	12,207
Units purchased	1,402	2,078	2,586	617	760	1,123
Units redeemed	(16,073)	(12,156)	(4,983)	(8,098)	(1,145)	(587)
Ending units	128,781	143,452	29,806	32,203	12,358	12,743

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2023

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA” or “the Company”). The Account is established as a funding vehicle for NSLA’s variable individual annuity contracts and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “40 Act”). The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

NSLA is a stock life insurance company wholly owned by AuguStar℠ Life Insurance Company (formerly The Ohio National Life Insurance Company) (“ALIC”), a stock holding company wholly owned by Constellation Insurance, Inc. (formerly Ohio National Financial Services, Inc) (“CII”). CII is 100% owned by Constellation Insurance Holdings, Inc. (formerly Ohio National Holdings, Inc. and Ohio National Mutual Holdings, Inc.), a stock holding company organized under Ohio insurance laws. In 1998, ALIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies.

The variable annuity contracts funding the Account were sold by registered representatives of broker-dealers that entered into distribution agreements with AuguStar℠ Distributors, Inc. (“ADI”). ADI is a subsidiary of CII and is the principal underwriter of the contracts. NSLA pays ADI a sales commission based on a pre-determined percentage of each purchase payment and ADI pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective March 16, 2018, NSLA no longer actively markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force block of variable contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

AuguStar℠ Variable Insurance Products Fund, Inc. (formerly Ohio National Fund, Inc.): AVIP Bond, AVIP BlackRock Balanced Allocation, AVIP BlackRock Advantage International Equity, AVIP Fidelity Institutional AM® Equity Growth , AVIP AB Small Cap, AVIP AB Mid Cap Core, AVIP S&P 500® Index, AVIP BlackRock Advantage Large Cap Value, AVIP Federated High Income Bond, AVIP Nasdaq-100® Index, AVIP BlackRock Advantage Large Cap Core, AVIP BlackRock Advantage Small Cap Growth, AVIP S&P MidCap 400® Index, AVIP BlackRock Advantage Large Cap Growth, AVIP AB Risk Managed Balanced, AVIP Federated Core Plus Bond, AVIP Intech U.S. Low Volatility, AVIP iShares Managed Risk Moderate Growth, AVIP iShares Managed Risk Growth, AVIP iShares Managed Risk Balanced, AVIP Moderately Conservative Model, AVIP Balanced Model, AVIP Moderate Growth Model, and AVIP Growth Model.

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy and ClearBridge Variable Large Cap Value

Allspring Variable Trust: VT Opportunity

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: U.S. Equity Insights, Strategic Growth, and Trend Driven Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, US Small Cap Equity Select, International Equity, and Global Dynamic Multi-Asset

Lincoln Variable Insurance Products Trust- Standard Class: LVIP JPMorgan Small Cap Core

AB Variable Products Series Fund, Inc. - Class B: VPS Relative Value, VPS Small Cap Growth, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Short-Term, and Low Duration

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. EQV International Equity Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin DynaTech VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin DynaTech VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series: Kaufmann Fund II Service Shares

Ivy Variable Insurance Portfolios: Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Natural Resources, and Delaware Ivy VIP Science and Technology

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of CII, performs investment advisory services on behalf of AuguStar℠ Variable Insurance Products Fund, Inc. in which the Account invests. For these services, ONI recorded advisory fees of approximately $58.9 million and $53.3 million from AuguStar℠ Variable Insurance Products Fund, Inc. for the periods ended December 31, 2023 and 2022, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the contract owners’ equity allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2023.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

The Account has evaluated for subsequent events through the date these financial statements were issued, and there are no events that require financial statement disclosure or adjustments to the financial statements.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ALIC when a contract is surrendered, or a partial withdrawal of a participant’s account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	NA NA 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 0.90%	0.20% to 0.55% 0.45% to 1.30%
Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%
Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ALIC when a contract is surrendered, or a partial withdrawal of a participant’s account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit: Issue ages through 70 Issue ages 71 through 75 Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%	0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	NA NA 0.95% to 2.00% 1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA
Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%
Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer
(Currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No deduction	No deduction	No deduction
Surrender Charges
A withdrawal charge may be assessed by ALIC when a contract is surrendered, or a partial withdrawal of a participant’s account value is made for any reason other than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:

Optional Annual Stepped-up Death Benefit

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium

Protection Plus death benefit (1)

	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.10% 0.25% 0.45% to 0.90%
Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB Preferred I.S. Joint GLWB Preferred I.S. GLWB Plus Joint GLWB Plus	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%	1.00% to 2.00% 1.30% to 2.50% 0.95% to 2.00% 1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount. GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%

(1)     No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Replacements, and Other Significant Transactions

Effective April 28, 2023, Small Cap Core of J.P. Morgan Insurance Trust - Class I merged into the LVIP JPMorgan Small Cap Core of Lincoln Variable Insurance Products Trust- Standard Class.

The Account, along with ALIC, NSLA, and certain other variable separate account entities affiliated with ALIC were parties to a correspondence letter filed with the Securities and Exchange Commission (the “SEC”) on August 25, 2023, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities communicated their intent to substitute shares of four unaffiliated funds currently available as subaccounts under certain variable contracts for shares of four affiliated fund options, also available as subaccounts under those contracts.

The substitution transactions impacting the Account were:

Existing Subaccounts	Replacement Subaccounts
PSF PGIM Jennison Focused Blend - Class II of The Prudential Series Fund, Inc.	AVIP Fidelity Institutional AM® Equity Growth of AuguStar℠ Variable Insurance Products Fund, Inc.
PSF PGIM Jennison Growth - Class II of The Prudential Series Fund, Inc.	AVIP BlackRock Advantage Large Cap Growth of AuguStar℠ Variable Insurance Products Fund, Inc.
LVIP JPMorgan Mid Cap Value - Standard Class of Lincoln Variable Insurance Products Trust	AVIP S&P MidCap 400® Index of AuguStar℠ Variable Insurance Products Fund, Inc.
VIF U.S. Real Estate - Class II of Morgan Stanley Variable Insurance Fund, Inc.	VIP Real Estate - Service Class 2 of Fidelity® Variable Insurance Products Fund
Western Asset Core Plus VIT - Class II of Legg Mason Partners Variable Income Trust	AVIP Federated Core Plus Bond of AuguStar℠ Variable Insurance Products Fund, Inc.
V.I. Balanced-Risk Allocation Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AVIP AB Risk Managed Balanced of AuguStar℠ Variable Insurance Products Fund, Inc.
Large Cap Value - Institutional Shares and Service Shares of Goldman Sachs Variable Insurance Trust	AVIP S&P 500® Index of AuguStar℠ Variable Insurance Products Fund, Inc.

The substitution transactions were effected on August 25, 2023 via cash redemptions from the Existing Subaccounts and cash subscriptions to the Replacement Subaccounts.

The Account, along with ALIC, NSLA, and other certain variable separate account entities affiliated with ALIC were parties to a correspondence letter filed with the Securities and Exchange Commission (the “SEC”) on July 22, 2022, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities communicated their intent to substitute shares of four unaffiliated funds currently available as subaccounts under certain variable contracts for shares of four affiliated fund options, also available as subaccounts under those contracts.

The substitution transactions impacting the Account were:

Existing Subaccounts	Replacement Subaccounts
VIP Contrafund® of the Fidelity® Variable Insurance Products Fund - Service Class 2	AVIP BlackRock Advantage Large Cap Growth of AuguStar℠ Variable Insurance Products Fund, Inc.
TOPS® Managed Risk Balanced ETF of the Northern Lights Variable Trust - Class 2 & 3	AVIP iShares Managed Risk Balanced of AuguStar℠ Variable Insurance Products Fund, Inc.
TOPS® Managed Risk Moderate Growth ETF of the Northern Lights Variable Trust - Class 2 & 3	AVIP iShares Managed Risk Moderate Growth of AuguStar℠ Variable Insurance Products Fund, Inc.
TOPS® Managed Risk Growth ETF of the Northern Lights Variable Trust - Class 2 & 3	AVIP iShares Managed Risk Growth of AuguStar℠ Variable Insurance Products Fund, Inc.

The substitution transactions were effected on October 14, 2022 via cash redemptions from the Existing Subaccounts and cash subscriptions to the Replacement Subaccounts.

The Account, along with ALIC, NSLA, and other certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on March 28, 2022, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities communicated their intent to substitute shares of an unaffiliated fund currently available as a subaccount under certain variable contracts for shares of an affiliated fund option, also available as a subaccount under those contracts.

The substitution transactions impacting the Account were:

Existing Subaccount	Replacement Subaccount
Franklin Multi-Asset Dynamic Multi-Strategy VIT of the Legg Mason Partners Variable Equity Trust - Class I	AVIP AB Risk Managed Balanced of AuguStar℠ Variable Insurance Products Fund, Inc.

The substitution transactions were effected on May 20, 2022 via cash redemptions from the Existing Subaccount and cash subscriptions to the Replacement Subaccount.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in investment companies that have a readily determinable fair value and are valued at Net Asset Value (“NAV”).
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 40 Act mutual funds, which have readily determinable fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

	Purchases	Sales
AVIP - AVIP Bond Subaccount	$126,363	$222,533
AVIP - AVIP BlackRock Balanced Allocation Subaccount	519,004	2,652,968
AVIP - AVIP BlackRock Advantage International Equity Subaccount	125,689	715,868
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	1,393,173	348,501
AVIP - AVIP AB Small Cap Subaccount	198,018	443,590
AVIP - AVIP AB Mid Cap Core Subaccount	8,801	187,732
AVIP - AVIP S&P 500® Index Subaccount	8,630,523	2,313,462
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	445,448	888,481
AVIP - AVIP Federated High Income Bond Subaccount	469,756	539,767
AVIP - AVIP Nasdaq-100® Index Subaccount	1,053,754	1,242,668
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	404,757	2,258,281
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	276,599	678,963
AVIP - AVIP S&P MidCap 400® Index Subaccount	2,366,472	272,648
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	755,905	1,326,986
AVIP - AVIP AB Risk Managed Balanced Subaccount	8,707,811	5,315,867
AVIP - AVIP Federated Core Plus Bond Subaccount	8,484,100	1,345,499
AVIP - AVIP Intech U.S. Low Volatility Subaccount	950,285	2,420,612
AVIP - AVIP iShares Managed Risk Balanced Subaccount	304,752	2,114,955
AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount	102,463	1,756,835
AVIP - AVIP iShares Managed Risk Growth Subaccount	86,317	701,964
AVIP - AVIP Moderately Conservative Model Subaccount	166,492	104,379
AVIP - AVIP Balanced Model Subaccount	191,905	233,681
AVIP - AVIP Moderate Growth Model Subaccount	317,765	67,941
AVIP - AVIP Growth Model Subaccount	190,513	111,525
FIDS - VIP Government Money Market Subaccount	1,480,654	1,556,002
FID2 - VIP Mid Cap Subaccount	334,815	1,109,541
FID2 - VIP Growth Subaccount	54,111	90,853
FID2 - VIP Equity-Income Subaccount	202,606	321,313
FID2 - VIP Real Estate Subaccount	1,179,386	354,750
FID2 - VIP Target Volatility Subaccount	174,080	672,044
JASS - Janus Henderson Research Subaccount	211	191,421
JASS - Janus Henderson Global Research Subaccount	4,596	12,041
JASS - Janus Henderson Balanced Subaccount	282,855	709,982
JASS - Janus Henderson Overseas Subaccount	155,371	554,641
JASS - Janus Henderson Flexible Bond Subaccount	76,692	158,117
LEGI - ClearBridge Variable Dividend Strategy Subaccount	147,425	81,497
LEGI - ClearBridge Variable Large Cap Value Subaccount	24,234	28,391
ASVT - VT Opportunity Subaccount	2,634	625
MSV2 - VIF Growth Subaccount	16,730	117,783
GSVI - U.S. Equity Insights Subaccount	16,133	138,520
GSVI - Strategic Growth Subaccount	18,718	59,604
GSVS - U.S. Equity Insights Subaccount	3,683	15,805
GSVS - Strategic Growth Subaccount	401,610	72,299
GSVS - Trend Driven Allocation Subaccount	277,950	911,829
LAZS - Emerging Markets Equity Subaccount	261,989	899,248
LAZS - U.S. Small Cap Equity Select Subaccount	29,838	79,185
LAZS - International Equity Subaccount	387,179	1,721,062
LAZS - Global Dynamic Multi-Asset Subaccount	553,761	812,730
LINC - LVIP JPMorgan Small Cap Core Subaccount	36,878	74,072
ABVB - VPS Relative Value Subaccount	62,408	33,895
ABVB - VPS Small Cap Growth Subaccount	12,801	26,717
ABVB - VPS Global Risk Allocation-Moderate Subaccount	754,905	2,996,250
MFSI - New Discovery Subaccount	18,458	145,458
MFSI - Mid Cap Growth Subaccount	19,727	47,914
MFSI - Total Return Subaccount	366,470	216,138
MFS2 - Massachusetts Investors Growth Stock Subaccount	6,837	14,415
PVIA - Real Return Subaccount	989,593	1,010,221
PVIA - Global Bond Opportunities Subaccount	59,530	31,518
PVIA - CommodityRealReturn® Strategy Subaccount	396,011	100,419
PVIA - Short-Term Subaccount	38,439	118,792
PVIA - Low Duration Subaccount	295,048	349,436

	Purchases	Sales
BNYS - Appreciation Subaccount	$67,090	$47,309
ROYI - Small-Cap Subaccount	269,277	452,638
ROYI - Micro-Cap Subaccount	22,227	168,744
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	24,329	125,124
NBAS - AMT Mid Cap Intrinsic Value Subaccount	63,833	66,662
FRT2 - Franklin Income VIP Subaccount	101,282	86,539
FRT2 - Franklin DynaTech VIP Subaccount	0	20,481
FRT2 - Templeton Foreign VIP Subaccount	83,112	307,613
FRT5 - Franklin VolSmart Allocation VIP Subaccount	289,380	343,688
FRT4 - Franklin Income VIP Subaccount	159,976	119,847
FRT4 - Franklin DynaTech VIP Subaccount	15,224	266,837
FRT4 - Templeton Foreign VIP Subaccount	323,787	1,700,567
FRT4 - Franklin Allocation VIP Subaccount	18,202	68,907
FEDS - Kaufmann Fund II Service Shares Subaccount	11,597	150,637
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	78,775	337,940
IVYV - Delaware Ivy VIP Natural Resources Subaccount	29,109	44,600
IVYV - Delaware Ivy VIP Science and Technology Subaccount	68,768	63,631

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AVIP - AVIP Bond Subaccount	2023	58,426	$11.93 to $22.13	$1,057,332	0.90% to 1.70%	6.50% to 7.34%	3.20%
AVIP - AVIP Bond Subaccount	2022	64,706	$11.20 to $20.61	$1,106,156	0.90% to 1.70%	-16.60% to -15.94%	3.24%
AVIP - AVIP Bond Subaccount	2021	70,551	$13.43 to $24.52	$1,441,036	0.90% to 1.70%	-3.16% to -2.39%	2.73%
AVIP - AVIP Bond Subaccount	2020	70,115	$13.87 to $25.12	$1,470,160	0.90% to 1.70%	7.76% to 8.61%	0.69%
AVIP - AVIP Bond Subaccount	2019	71,226	$12.87 to $23.13	$1,390,494	0.90% to 1.70%	12.81% to 13.70%	2.18%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2023	522,446	$28.59 to $29.77	$14,912,721	0.90% to 1.75%	19.05% to 20.05%	1.73%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2022	605,585	$23.81 to $25.01	$14,492,081	0.90% to 1.75%	-19.81% to -19.14%	1.44%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2021	650,108	$29.45 to $31.19	$19,333,508	0.90% to 1.75%	17.01% to 18.00%	1.51%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2020	751,586	$24.96 to $26.65	$18,989,770	0.90% to 1.75%	13.65% to 14.61%	0.19%
AVIP - AVIP BlackRock Balanced Allocation Subaccount	2019	859,287	$21.78 to $23.45	$19,036,654	0.90% to 1.75%	27.07% to 28.14%	1.67%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2023	148,844	$16.38 to $16.90	$2,166,409	0.90% to 1.65%	17.02% to 17.88%	3.65%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2022	198,179	$13.89 to $14.44	$2,453,213	0.90% to 1.65%	-14.88% to -14.24%	2.64%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2021	199,553	$16.20 to $16.97	$2,894,908	0.90% to 1.65%	11.65% to 12.48%	1.34%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2020	221,230	$13.41 to $14.40	$2,863,381	0.90% to 1.55%	5.11% to 5.79%	0.64%
AVIP - AVIP BlackRock Advantage International Equity Subaccount	2019	197,387	$12.76 to $13.62	$2,421,046	0.90% to 1.55%	18.88% to 19.64%	1.65%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2023	61,839	$31.48 to $50.65	$1,891,139	0.90% to 1.70%	37.07% to 38.15%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2022	29,122	$22.79 to $36.95	$683,435	0.90% to 1.70%	-35.02% to -34.51%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2021	28,912	$34.79 to $56.87	$1,040,965	0.90% to 1.70%	17.70% to 18.63%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2020	30,597	$29.33 to $48.32	$936,473	0.90% to 1.70%	35.56% to 36.64%	0.00%
AVIP - AVIP Fidelity Institutional AM® Equity Growth Subaccount	2019	32,130	$21.46 to $35.64	$735,166	0.90% to 1.70%	32.63% to 33.68%	0.00%
AVIP - AVIP AB Small Cap Subaccount	2023	95,603	$25.75 to $38.51	$2,448,628	0.90% to 1.70%	15.26% to 16.17%	0.00%
AVIP - AVIP AB Small Cap Subaccount	2022	104,479	$22.17 to $33.41	$2,313,406	0.90% to 1.70%	-29.92% to -29.37%	0.05%
AVIP - AVIP AB Small Cap Subaccount	2021	102,666	$31.38 to $47.68	$3,231,553	0.90% to 1.70%	6.36% to 7.21%	0.00%
AVIP - AVIP AB Small Cap Subaccount	2020	106,093	$29.27 to $44.82	$3,137,566	0.90% to 1.70%	31.79% to 32.84%	0.12%
AVIP - AVIP AB Small Cap Subaccount	2019	131,283	$22.04 to $34.01	$2,957,572	0.90% to 1.70%	26.46% to 27.46%	0.00%
AVIP - AVIP AB Mid Cap Core Subaccount	2023	6,213	$42.29 to $48.01	$266,739	0.90% to 1.40%	15.44% to 16.01%	0.39%
AVIP - AVIP AB Mid Cap Core Subaccount	2022	10,907	$36.63 to $41.39	$402,679	0.90% to 1.40%	-24.37% to -24.00%	0.23%
AVIP - AVIP AB Mid Cap Core Subaccount	2021	11,294	$48.44 to $54.46	$550,956	0.90% to 1.40%	15.18% to 15.75%	0.15%
AVIP - AVIP AB Mid Cap Core Subaccount	2020	11,442	$42.06 to $47.05	$484,438	0.90% to 1.40%	17.50% to 18.08%	0.08%
AVIP - AVIP AB Mid Cap Core Subaccount	2019	12,342	$35.79 to $39.84	$444,352	0.90% to 1.40%	34.69% to 35.35%	0.00%
AVIP - AVIP S&P 500® Index Subaccount	2023	388,824	$44.50 to $50.66	$17,771,248	0.90% to 1.75%	23.56% to 24.60%	1.58%
AVIP - AVIP S&P 500® Index Subaccount	2022	255,053	$36.01 to $40.66	$9,451,132	0.90% to 1.75%	-19.82% to -19.15%	1.24%
AVIP - AVIP S&P 500® Index Subaccount	2021	268,895	$44.92 to $50.28	$12,372,702	0.90% to 1.75%	26.05% to 27.11%	1.40%
AVIP - AVIP S&P 500® Index Subaccount	2020	314,439	$35.63 to $39.56	$11,428,813	0.90% to 1.75%	15.96% to 16.94%	0.39%
AVIP - AVIP S&P 500® Index Subaccount	2019	350,592	$30.73 to $33.83	$10,977,013	0.90% to 1.75%	28.72% to 29.80%	1.24%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2023	221,717	$29.96 to $30.18	$6,225,267	0.90% to 1.75%	11.43% to 12.37%	2.00%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2022	243,114	$26.67 to $27.08	$6,101,052	0.90% to 1.75%	-10.54% to -9.78%	1.54%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2021	269,081	$29.56 to $30.27	$7,522,880	0.90% to 1.75%	23.23% to 24.27%	1.28%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2020	322,017	$23.79 to $24.57	$7,275,419	0.90% to 1.75%	1.87% to 2.73%	0.95%
AVIP - AVIP BlackRock Advantage Large Cap Value Subaccount	2019	322,009	$23.15 to $24.11	$7,138,399	0.90% to 1.75%	17.16% to 18.14%	2.92%
AVIP - AVIP Federated High Income Bond Subaccount	2023	153,623	$16.90 to $32.29	$3,946,816	0.90% to 1.75%	10.75% to 11.68%	5.97%
AVIP - AVIP Federated High Income Bond Subaccount	2022	163,685	$15.26 to $28.91	$3,788,016	0.90% to 1.75%	-12.95% to -12.22%	5.69%
AVIP - AVIP Federated High Income Bond Subaccount	2021	186,243	$17.53 to $32.93	$4,927,484	0.90% to 1.75%	3.16% to 4.03%	5.10%
AVIP - AVIP Federated High Income Bond Subaccount	2020	189,635	$16.99 to $31.66	$4,857,017	0.90% to 1.75%	4.43% to 5.31%	1.54%
AVIP - AVIP Federated High Income Bond Subaccount	2019	199,396	$16.27 to $30.06	$4,848,669	0.90% to 1.75%	13.31% to 14.26%	3.95%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AVIP - AVIP Nasdaq-100® Index Subaccount	2023	103,651	$37.92 to $82.24	$3,798,102	0.90% to 1.70%	51.87% to 53.07%	0.47%
AVIP - AVIP Nasdaq-100® Index Subaccount	2022	114,066	$24.77 to $54.15	$2,766,837	0.90% to 1.70%	-33.70% to -33.17%	0.40%
AVIP - AVIP Nasdaq-100® Index Subaccount	2021	136,429	$37.07 to $81.67	$4,901,384	0.90% to 1.70%	24.87% to 25.86%	0.50%
AVIP - AVIP Nasdaq-100® Index Subaccount	2020	143,840	$29.45 to $65.40	$4,134,731	0.90% to 1.70%	45.84% to 47.00%	0.17%
AVIP - AVIP Nasdaq-100® Index Subaccount	2019	157,587	$20.04 to $44.85	$3,090,323	0.90% to 1.70%	36.54% to 37.62%	0.47%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2023	253,887	$39.92 to $49.79	$11,284,325	0.90% to 1.75%	23.68% to 24.72%	1.02%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2022	299,702	$32.27 to $39.92	$10,727,283	0.90% to 1.75%	-20.94% to -20.27%	0.80%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2021	310,732	$40.82 to $50.08	$14,012,568	0.90% to 1.75%	26.28% to 27.34%	0.96%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2020	374,042	$32.33 to $39.32	$13,302,034	0.90% to 1.75%	15.52% to 16.50%	0.19%
AVIP - AVIP BlackRock Advantage Large Cap Core Subaccount	2019	425,876	$27.98 to $33.76	$13,065,197	0.90% to 1.75%	31.30% to 32.41%	0.96%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2023	143,195	$30.00 to $32.61	$4,289,783	0.90% to 1.75%	18.22% to 19.21%	0.00%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2022	155,489	$25.38 to $27.35	$3,924,047	0.90% to 1.75%	-27.39% to -26.78%	0.00%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2021	151,710	$34.96 to $37.36	$5,257,273	0.90% to 1.75%	2.26% to 3.13%	0.00%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2020	154,462	$34.18 to $36.23	$5,213,308	0.90% to 1.75%	32.02% to 33.14%	0.00%
AVIP - AVIP BlackRock Advantage Small Cap Growth Subaccount	2019	200,365	$25.89 to $27.21	$5,109,547	0.90% to 1.75%	31.76% to 32.87%	0.09%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2023	125,764	$26.00 to $32.50	$3,108,540	0.90% to 1.70%	13.58% to 14.47%	1.45%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2022	41,265	$22.71 to $27.09	$872,994	0.90% to 1.55%	-14.72% to -14.17%	1.03%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2021	47,619	$26.46 to $31.77	$1,177,070	0.90% to 1.55%	22.28% to 23.07%	1.01%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2020	51,591	$21.50 to $25.98	$1,040,930	0.90% to 1.55%	11.59% to 12.31%	0.15%
AVIP - AVIP S&P MidCap 400® Index Subaccount	2019	61,680	$19.14 to $23.28	$1,115,374	0.90% to 1.55%	23.66% to 24.46%	0.82%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2023	183,337	$40.47 to $46.30	$7,310,132	0.90% to 1.70%	38.44% to 39.53%	0.14%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2022	199,062	$29.00 to $33.44	$5,689,774	0.90% to 1.70%	-33.69% to -33.17%	0.00%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2021	52,574	$43.39 to $50.72	$2,280,019	0.90% to 1.65%	24.63% to 25.56%	0.26%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2020	62,420	$34.56 to $40.70	$2,164,994	0.90% to 1.65%	31.79% to 32.77%	0.19%
AVIP - AVIP BlackRock Advantage Large Cap Growth Subaccount	2019	82,572	$26.03 to $30.88	$2,175,553	0.90% to 1.65%	36.43% to 37.44%	0.44%
AVIP - AVIP AB Risk Managed Balanced Subaccount	2023	2,533,128	$16.82 to $18.24	$43,891,086	0.90% to 1.75%	10.96% to 11.89%	1.06%
AVIP - AVIP AB Risk Managed Balanced Subaccount	2022	2,313,126	$15.16 to $16.30	$35,995,465	0.90% to 1.75%	-23.95% to -23.31%	0.26%
AVIP - AVIP AB Risk Managed Balanced Subaccount	2021	460,745	$19.93 to $21.25	$9,463,842	0.90% to 1.75%	13.07% to 14.02%	0.70%
AVIP - AVIP AB Risk Managed Balanced Subaccount	2020	439,756	$17.63 to $18.64	$7,930,097	0.90% to 1.75%	20.05% to 21.06%	0.28%
AVIP - AVIP AB Risk Managed Balanced Subaccount	2019	507,672	$14.68 to $15.40	$7,608,099	0.90% to 1.75%	23.01% to 24.05%	1.07%
AVIP - AVIP Federated Core Plus Bond Subaccount	2023	2,096,726	$8.64 to $8.87	$18,346,623	0.90% to 1.75%	3.37% to 4.24%	3.12%
AVIP - AVIP Federated Core Plus Bond Subaccount	2022	1,276,899	$8.36 to $8.51	$10,763,190	0.90% to 1.75%	-14.28% to -13.56%	1.55%
AVIP - AVIP Federated Core Plus Bond Subaccount	2021	1,392,969	$9.76 to $9.84	$13,644,926	0.90% to 1.75%	-2.97% to -2.15%	0.66%
AVIP - AVIP Intech U.S. Low Volatility Subaccount	2023	1,706,964	$10.52 to $10.74	$18,094,376	0.90% to 1.75%	4.76% to 5.64%	1.18%
AVIP - AVIP Intech U.S. Low Volatility Subaccount	2022	1,846,512	$10.04 to $10.17	$18,625,074	0.90% to 1.75%	-8.92% to -8.15%	0.53%
AVIP - AVIP Intech U.S. Low Volatility Subaccount	2021	2,182,418	$11.02 to $11.07	$24,091,606	0.90% to 1.75%	10.21%(a) to 10.69%(b)	0.00%
AVIP - AVIP iShares Managed Risk Balanced Subaccount	2023	1,713,324	$9.39 to $9.59	$16,214,083	0.90% to 1.75%	11.93% to 12.87%	1.05%
AVIP - AVIP iShares Managed Risk Balanced Subaccount	2022	1,911,883	$8.39 to $8.49	$16,111,755	0.90% to 1.75%	-17.28% to -16.59%	0.66%
AVIP - AVIP iShares Managed Risk Balanced Subaccount	2021	1,367,435	$10.14 to $10.18	$13,885,220	0.90% to 1.75%	1.38%(a) to 1.83%(b)	0.00%
AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount (note 4)	2023	856,802	$12.04 to $12.17	$10,364,651	0.90% to 1.75%	14.16% to 15.11%	0.00%
AVIP - AVIP iShares Managed Risk Moderate Growth Subaccount (note 4)	2022	990,766	$10.55 to $10.57	$10,461,688	0.90% to 1.75%	5.51%(a) to 5.70%(b)	0.00%
AVIP - AVIP iShares Managed Risk Growth Subaccount (note 4)	2023	341,853	$12.42 to $12.54	$4,259,136	0.90% to 1.75%	17.57% to 18.56%	0.00%
AVIP - AVIP iShares Managed Risk Growth Subaccount (note 4)	2022	390,645	$10.56 to $10.58	$4,128,192	0.90% to 1.75%	5.61%(a) to 5.80%(b)	0.00%
AVIP - AVIP Moderately Conservative Model Subaccount	2023	179,590	$12.20	$2,191,460	1.40%	10.23%	4.21%
AVIP - AVIP Moderately Conservative Model Subaccount	2022	186,043	$11.07 to $11.39	$2,061,019	0.90% to 1.40%	-16.29% to -15.88%	1.84%
AVIP - AVIP Moderately Conservative Model Subaccount	2021	196,582	$13.22 to $13.54	$2,601,554	0.90% to 1.40%	6.41% to 6.94%	1.12%
AVIP - AVIP Moderately Conservative Model Subaccount	2020	201,425	$12.43 to $12.67	$2,505,537	0.90% to 1.40%	9.89% to 10.44%	0.00%
AVIP - AVIP Moderately Conservative Model Subaccount	2019	11,384	$11.31 to $11.47	$129,292	0.90% to 1.40%	14.97% to 15.54%	2.38%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
AVIP - AVIP Balanced Model Subaccount	2023	124,449	$12.87 to $13.59	$1,664,950	0.90% to 1.70%	12.05% to 12.94%	4.84%
AVIP - AVIP Balanced Model Subaccount	2022	141,175	$11.49 to $12.03	$1,676,090	0.90% to 1.70%	-17.16% to -16.50%	2.19%
AVIP - AVIP Balanced Model Subaccount	2021	134,791	$13.87 to $14.41	$1,922,639	0.90% to 1.70%	9.17% to 10.04%	0.87%
AVIP - AVIP Balanced Model Subaccount	2020	139,944	$12.70 to $13.09	$1,818,530	0.90% to 1.70%	11.86% to 12.75%	0.00%
AVIP - AVIP Balanced Model Subaccount	2019	133,140	$11.36 to $11.61	$1,539,399	0.90% to 1.70%	17.47% to 18.40%	1.55%
AVIP - AVIP Moderate Growth Model Subaccount	2023	160,324	$14.12 to $14.85	$2,305,193	0.90% to 1.65%	14.78% to 15.63%	5.97%
AVIP - AVIP Moderate Growth Model Subaccount	2022	162,892	$12.30 to $12.84	$2,034,835	0.90% to 1.65%	-18.51% to -17.91%	2.33%
AVIP - AVIP Moderate Growth Model Subaccount	2021	190,458	$15.10 to $15.65	$2,921,117	0.90% to 1.65%	12.97% to 13.81%	0.42%
AVIP - AVIP Moderate Growth Model Subaccount	2020	193,401	$13.36 to $13.75	$2,617,479	0.90% to 1.65%	13.85% to 14.70%	0.00%
AVIP - AVIP Moderate Growth Model Subaccount	2019	169,368	$11.74 to $11.99	$2,002,583	0.90% to 1.65%	21.80% to 22.70%	1.08%
AVIP - AVIP Growth Model Subaccount	2023	71,363	$15.35 to $15.88	$1,124,501	0.90% to 1.40%	17.09% to 17.67%	6.88%
AVIP - AVIP Growth Model Subaccount	2022	78,339	$13.11 to $13.49	$1,049,910	0.90% to 1.40%	-19.41% to -19.02%	2.15%
AVIP - AVIP Growth Model Subaccount	2021	61,207	$16.27 to $16.66	$1,011,452	0.90% to 1.40%	15.95% to 16.53%	0.25%
AVIP - AVIP Growth Model Subaccount	2020	63,690	$14.03 to $14.30	$904,391	0.90% to 1.40%	17.03% to 17.62%	0.00%
AVIP - AVIP Growth Model Subaccount	2019	27,743	$11.99 to $12.01	$332,828	1.35% to 1.40%	24.73% to 24.79%	0.98%
FIDS - VIP Government Money Market Subaccount	2023	205,297	$8.84 to $12.58	$2,358,510	0.90% to 1.70%	3.05% to 3.87%	4.68%
FIDS - VIP Government Money Market Subaccount	2022	278,441	$8.58 to $12.11	$2,920,399	0.90% to 1.70%	-0.33% to 0.46%	1.33%
FIDS - VIP Government Money Market Subaccount	2021	280,955	$8.61 to $12.06	$3,066,632	0.90% to 1.70%	-1.66% to -0.88%	0.01%
FIDS - VIP Government Money Market Subaccount	2020	157,930	$8.75 to $12.16	$1,708,901	0.90% to 1.70%	-1.40% to -0.62%	0.27%
FIDS - VIP Government Money Market Subaccount	2019	202,410	$8.88 to $12.24	$2,320,925	0.90% to 1.70%	0.21% to 1.01%	1.87%
FID2 - VIP Mid Cap Subaccount	2023	104,052	$29.40 to $66.80	$5,184,508	0.90% to 1.75%	12.83% to 13.78%	0.36%
FID2 - VIP Mid Cap Subaccount	2022	120,522	$26.06 to $58.71	$5,400,119	0.90% to 1.75%	-16.43% to -15.72%	0.26%
FID2 - VIP Mid Cap Subaccount	2021	135,193	$31.18 to $69.66	$7,163,000	0.90% to 1.75%	23.15% to 24.19%	0.36%
FID2 - VIP Mid Cap Subaccount	2020	153,135	$25.32 to $56.09	$6,516,262	0.90% to 1.75%	15.83% to 16.81%	0.39%
FID2 - VIP Mid Cap Subaccount	2019	188,866	$21.86 to $48.02	$7,010,207	0.90% to 1.75%	21.05% to 22.07%	0.67%
FID2 - VIP Growth Subaccount	2023	22,845	$38.73 to $62.54	$1,004,422	0.90% to 1.65%	33.69% to 34.68%	0.00%
FID2 - VIP Growth Subaccount	2022	24,540	$28.76 to $46.78	$805,329	0.90% to 1.65%	-25.87% to -25.32%	0.34%
FID2 - VIP Growth Subaccount	2021	24,552	$38.51 to $63.10	$1,077,502	0.90% to 1.65%	20.91% to 21.81%	0.00%
FID2 - VIP Growth Subaccount	2020	27,612	$31.61 to $52.19	$980,767	0.90% to 1.65%	41.21% to 42.27%	0.04%
FID2 - VIP Growth Subaccount	2019	22,230	$22.22 to $36.95	$570,244	0.90% to 1.65%	31.80% to 32.78%	0.05%
FID2 - VIP Equity-Income Subaccount	2023	54,752	$30.68 to $36.84	$1,866,129	0.90% to 1.55%	8.70% to 9.40%	1.73%
FID2 - VIP Equity-Income Subaccount	2022	60,365	$28.22 to $33.67	$1,891,188	0.90% to 1.55%	-6.69% to -6.09%	2.16%
FID2 - VIP Equity-Income Subaccount	2021	39,443	$30.25 to $35.85	$1,313,160	0.90% to 1.55%	22.70% to 23.49%	1.48%
FID2 - VIP Equity-Income Subaccount	2020	52,968	$24.65 to $29.03	$1,429,100	0.90% to 1.55%	4.81% to 5.49%	1.74%
FID2 - VIP Equity-Income Subaccount	2019	50,093	$23.52 to $27.52	$1,290,245	0.90% to 1.55%	25.17% to 25.97%	1.93%
FID2 - VIP Real Estate Subaccount	2023	151,581	$18.81 to $21.83	$2,850,588	0.90% to 1.75%	8.99% to 9.90%	2.72%
FID2 - VIP Real Estate Subaccount	2022	106,601	$17.11 to $20.03	$1,879,177	0.90% to 1.75%	-28.94% to -28.34%	1.20%
FID2 - VIP Real Estate Subaccount	2021	100,003	$23.88 to $28.19	$2,459,355	0.90% to 1.75%	36.26% to 37.41%	0.90%
FID2 - VIP Real Estate Subaccount	2020	125,749	$17.38 to $20.69	$2,257,221	0.90% to 1.75%	-8.40% to -7.62%	1.95%
FID2 - VIP Real Estate Subaccount	2019	118,239	$18.81 to $22.58	$2,314,071	0.90% to 1.75%	20.83% to 21.85%	1.43%
FID2 - VIP Target Volatility Subaccount	2023	351,707	$15.86 to $17.37	$5,802,122	0.90% to 1.75%	11.97% to 12.92%	2.03%
FID2 - VIP Target Volatility Subaccount	2022	386,773	$14.16 to $15.38	$5,675,350	0.90% to 1.75%	-17.10% to -16.40%	2.24%
FID2 - VIP Target Volatility Subaccount	2021	417,442	$17.08 to $18.40	$7,363,957	0.90% to 1.75%	10.11% to 11.03%	0.02%
FID2 - VIP Target Volatility Subaccount	2020	481,202	$15.52 to $16.57	$7,689,486	0.90% to 1.75%	7.11% to 8.02%	1.24%
FID2 - VIP Target Volatility Subaccount	2019	550,961	$14.49 to $15.34	$8,184,329	0.90% to 1.75%	16.61% to 17.59%	1.36%
JASS - Janus Henderson Research Subaccount	2023	8,263	$28.33 to $43.56	$226,133	0.90% to 1.55%	40.64% to 41.54%	0.07%
JASS - Janus Henderson Research Subaccount	2022	16,272	$20.01 to $30.97	$305,976	0.90% to 1.55%	-31.13% to -30.69%	0.00%
JASS - Janus Henderson Research Subaccount	2021	16,623	$28.88 to $44.97	$451,302	0.90% to 1.55%	18.22% to 18.98%	0.02%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JASS - Janus Henderson Research Subaccount	2020	17,698	$24.27 to $38.04	$405,364	0.90% to 1.55%	30.55% to 31.39%	0.29%
JASS - Janus Henderson Research Subaccount	2019	46,422	$18.47 to $29.14	$791,717	0.90% to 1.55%	33.16% to 34.02%	0.29%
JASS - Janus Henderson Global Research Subaccount	2023	7,715	$29.66 to $30.86	$133,913	1.35% to 1.65%	24.42% to 24.79%	0.77%
JASS - Janus Henderson Global Research Subaccount	2022	8,354	$23.83 to $24.73	$116,563	1.35% to 1.65%	-20.91% to -20.68%	0.87%
JASS - Janus Henderson Global Research Subaccount	2021	9,008	$30.14 to $31.18	$156,828	1.35% to 1.65%	15.88% to 16.23%	0.34%
JASS - Janus Henderson Global Research Subaccount	2020	12,470	$26.01 to $26.83	$182,680	1.35% to 1.65%	17.81% to 18.16%	0.64%
JASS - Janus Henderson Global Research Subaccount	2019	10,859	$22.07 to $22.70	$135,076	1.35% to 1.65%	26.62% to 27.00%	0.85%
JASS - Janus Henderson Balanced Subaccount	2023	166,317	$25.70 to $37.55	$4,783,932	0.90% to 1.70%	13.22% to 14.11%	1.77%
JASS - Janus Henderson Balanced Subaccount	2022	181,416	$22.70 to $32.91	$4,640,066	0.90% to 1.70%	-18.01% to -17.36%	0.96%
JASS - Janus Henderson Balanced Subaccount	2021	201,221	$27.69 to $39.82	$6,347,547	0.90% to 1.70%	14.96% to 15.87%	0.67%
JASS - Janus Henderson Balanced Subaccount	2020	213,674	$24.09 to $34.37	$5,905,164	0.90% to 1.70%	12.12% to 13.01%	2.08%
JASS - Janus Henderson Balanced Subaccount	2019	191,305	$21.48 to $30.41	$4,572,644	0.90% to 1.70%	20.23% to 21.18%	1.66%
JASS - Janus Henderson Overseas Subaccount	2023	134,803	$12.20 to $18.86	$2,284,639	0.90% to 1.55%	8.90% to 9.60%	1.41%
JASS - Janus Henderson Overseas Subaccount	2022	159,799	$11.42 to $17.21	$2,474,643	0.90% to 1.65%	-10.31% to -9.65%	1.67%
JASS - Janus Henderson Overseas Subaccount	2021	171,187	$12.73 to $19.05	$2,945,567	0.90% to 1.65%	11.45% to 12.28%	1.03%
JASS - Janus Henderson Overseas Subaccount	2020	180,965	$11.42 to $16.96	$2,784,100	0.90% to 1.65%	14.13% to 14.98%	1.19%
JASS - Janus Henderson Overseas Subaccount	2019	220,454	$10.01 to $14.75	$2,960,598	0.90% to 1.65%	24.65% to 25.58%	1.80%
JASS - Janus Henderson Flexible Bond Subaccount	2023	9,808	$9.83 to $10.43	$101,237	0.90% to 1.65%	3.59% to 4.36%	3.56%
JASS - Janus Henderson Flexible Bond Subaccount	2022	18,933	$9.45 to $10.00	$182,186	0.90% to 1.70%	-15.34% to -14.67%	1.97%
JASS - Janus Henderson Flexible Bond Subaccount	2021	20,395	$11.16 to $11.72	$231,218	0.90% to 1.70%	-2.77% to -2.00%	1.62%
JASS - Janus Henderson Flexible Bond Subaccount	2020	20,025	$11.48 to $11.96	$233,157	0.90% to 1.70%	8.40% to 9.27%	2.46%
JASS - Janus Henderson Flexible Bond Subaccount	2019	20,830	$10.59 to $10.94	$223,451	0.90% to 1.70%	7.45% to 8.30%	2.74%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2023	19,683	$39.18 to $45.96	$838,453	0.90% to 1.55%	12.46% to 13.18%	2.12%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2022	21,160	$34.84 to $40.60	$796,100	0.90% to 1.55%	-9.50% to -8.92%	1.49%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2021	18,720	$38.50 to $44.58	$785,149	0.90% to 1.55%	24.86% to 25.67%	1.52%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	21,114	$30.84 to $35.48	$704,071	0.90% to 1.55%	6.02% to 6.71%	1.34%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	32,634	$29.08 to $33.25	$1,050,675	0.90% to 1.55%	29.58% to 30.42%	1.86%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2023	4,185	$34.27 to $49.52	$194,868	0.90% to 1.55%	13.34% to 14.07%	1.23%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2022	4,592	$30.24 to $43.41	$188,046	0.90% to 1.55%	-7.86% to -7.26%	1.24%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2021	6,296	$32.81 to $46.81	$281,491	0.90% to 1.55%	24.28% to 25.08%	0.92%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	8,432	$28.15 to $37.42	$298,293	0.90% to 1.65%	3.53% to 4.31%	1.10%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	12,746	$27.19 to $35.88	$441,545	0.90% to 1.65%	26.79% to 27.73%	1.59%
ASVT - VT Opportunity Subaccount	2023	582	$59.57	$34,666	1.40%	24.76%	0.00%
ASVT - VT Opportunity Subaccount	2022	586	$47.75	$27,973	1.40%	-21.90%	0.00%
ASVT - VT Opportunity Subaccount	2021	589	$61.14	$36,014	1.40%	23.05%	0.04%
ASVT - VT Opportunity Subaccount	2020	592	$49.68	$29,428	1.40%	19.33%	0.44%
ASVT - VT Opportunity Subaccount	2019	596	$41.63	$24,796	1.40%	29.65%	0.28%
MSV2 - VIF Growth Subaccount	2023	17,194	$50.66 to $53.94	$880,208	0.90% to 1.65%	45.92% to 47.00%	0.00%
MSV2 - VIF Growth Subaccount	2022	19,324	$34.72 to $36.69	$673,798	0.90% to 1.65%	-60.81% to -60.52%	0.00%
MSV2 - VIF Growth Subaccount	2021	27,696	$88.59 to $92.94	$2,492,064	0.90% to 1.65%	-1.77% to -1.04%	0.00%
MSV2 - VIF Growth Subaccount	2020	31,632	$88.63 to $93.92	$2,875,377	0.90% to 1.55%	113.45% to 114.83%	0.00%
MSV2 - VIF Growth Subaccount	2019	32,286	$41.52 to $43.72	$1,371,305	0.90% to 1.55%	29.46% to 30.30%	0.00%
GSVI - U.S. Equity Insights Subaccount	2023	11,018	$39.09	$430,708	1.40%	22.10%	0.58%
GSVI - U.S. Equity Insights Subaccount	2022	14,294	$32.01	$457,597	1.40%	-20.85%	0.81%
GSVI - U.S. Equity Insights Subaccount	2021	14,569	$40.45	$589,235	1.40%	27.62%	0.77%
GSVI - U.S. Equity Insights Subaccount	2020	18,475	$31.69	$585,502	1.40%	15.92%	0.82%
GSVI - U.S. Equity Insights Subaccount	2019	20,867	$27.34	$570,503	1.40%	23.48%	1.24%
GSVI - Strategic Growth Subaccount	2023	9,226	$50.48	$465,708	1.40%	39.99%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
GSVI - Strategic Growth Subaccount	2022	10,428	$36.06	$375,993	1.40%	-33.45%	0.00%
GSVI - Strategic Growth Subaccount	2021	9,178	$54.18	$497,240	1.40%	20.24%	0.00%
GSVI - Strategic Growth Subaccount	2020	9,686	$45.06	$436,407	1.40%	38.56%	0.07%
GSVI - Strategic Growth Subaccount	2019	14,024	$32.52	$456,033	1.40%	33.66%	0.28%
GSVS - U.S. Equity Insights Subaccount	2023	5,903	$35.31 to $43.38	$215,442	0.90% to 1.70%	21.53% to 22.49%	0.47%
GSVS - U.S. Equity Insights Subaccount	2022	6,220	$28.83 to $35.69	$185,825	0.90% to 1.70%	-21.24% to -20.62%	0.58%
GSVS - U.S. Equity Insights Subaccount	2021	6,540	$36.32 to $45.32	$245,494	0.90% to 1.70%	26.95% to 27.96%	0.55%
GSVS - U.S. Equity Insights Subaccount	2020	9,970	$28.38 to $35.70	$316,057	0.90% to 1.70%	15.35% to 16.27%	0.65%
GSVS - U.S. Equity Insights Subaccount	2019	10,439	$24.41 to $30.95	$284,812	0.90% to 1.70%	22.84% to 23.81%	1.03%
GSVS - Strategic Growth Subaccount	2023	31,740	$40.34 to $43.60	$1,366,117	0.90% to 1.40%	39.70% to 40.39%	0.00%
GSVS - Strategic Growth Subaccount	2022	24,747	$28.88 to $31.05	$755,587	0.90% to 1.40%	-33.61% to -33.28%	0.00%
GSVS - Strategic Growth Subaccount	2021	24,186	$43.50 to $46.54	$1,107,285	0.90% to 1.40%	19.88% to 20.47%	0.00%
GSVS - Strategic Growth Subaccount	2020	25,243	$36.29 to $38.63	$984,153	0.90% to 1.40%	38.17% to 38.86%	0.00%
GSVS - Strategic Growth Subaccount	2019	27,119	$26.26 to $27.82	$761,162	0.90% to 1.40%	33.45% to 34.11%	0.05%
GSVS - Trend Driven Allocation Subaccount	2023	408,163	$13.37 to $14.75	$5,668,897	0.90% to 1.75%	13.59% to 14.55%	1.66%
GSVS - Trend Driven Allocation Subaccount	2022	457,560	$11.77 to $12.88	$5,574,907	0.90% to 1.75%	-20.55% to -19.88%	0.00%
GSVS - Trend Driven Allocation Subaccount	2021	470,430	$14.82 to $16.07	$7,190,632	0.90% to 1.75%	14.17% to 15.14%	0.00%
GSVS - Trend Driven Allocation Subaccount	2020	512,252	$12.98 to $13.96	$6,835,491	0.90% to 1.75%	2.32% to 3.18%	0.28%
GSVS - Trend Driven Allocation Subaccount	2019	543,261	$12.68 to $13.53	$7,062,764	0.90% to 1.75%	10.01% to 10.94%	1.45%
LAZS - Emerging Markets Equity Subaccount	2023	214,961	$12.02 to $39.30	$5,196,822	0.90% to 1.75%	20.18% to 21.18%	4.80%
LAZS - Emerging Markets Equity Subaccount	2022	252,075	$10.00 to $32.43	$5,057,812	0.90% to 1.75%	-16.57% to -15.87%	3.25%
LAZS - Emerging Markets Equity Subaccount	2021	270,991	$11.99 to $38.55	$6,510,418	0.90% to 1.75%	3.65% to 4.53%	1.85%
LAZS - Emerging Markets Equity Subaccount	2020	278,160	$11.57 to $36.88	$6,459,807	0.90% to 1.75%	-2.98% to -2.16%	2.69%
LAZS - Emerging Markets Equity Subaccount	2019	272,611	$11.92 to $37.69	$6,606,437	0.90% to 1.75%	16.11% to 17.09%	0.89%
LAZS - U.S. Small Cap Equity Select Subaccount	2023	18,623	$26.24 to $48.90	$816,233	0.90% to 1.65%	8.24% to 9.05%	0.00%
LAZS - U.S. Small Cap Equity Select Subaccount	2022	19,561	$24.24 to $44.84	$787,577	0.90% to 1.65%	-16.89% to -16.27%	0.00%
LAZS - U.S. Small Cap Equity Select Subaccount	2021	20,545	$29.17 to $53.55	$990,890	0.90% to 1.65%	17.93% to 18.80%	0.05%
LAZS - U.S. Small Cap Equity Select Subaccount	2020	21,402	$24.73 to $45.08	$870,462	0.90% to 1.65%	5.03% to 5.81%	0.19%
LAZS - U.S. Small Cap Equity Select Subaccount	2019	21,780	$23.55 to $42.60	$839,619	0.90% to 1.65%	27.82% to 28.77%	0.00%
LAZS - International Equity Subaccount	2023	505,018	$17.49 to $19.66	$8,998,772	0.90% to 1.75%	13.89% to 14.85%	1.29%
LAZS - International Equity Subaccount	2022	585,234	$15.35 to $17.12	$9,127,167	0.90% to 1.75%	-16.47% to -15.77%	3.57%
LAZS - International Equity Subaccount	2021	593,871	$18.38 to $20.33	$11,057,259	0.90% to 1.75%	4.01% to 4.89%	0.94%
LAZS - International Equity Subaccount	2020	603,986	$17.67 to $19.38	$10,782,907	0.90% to 1.75%	6.37% to 7.27%	2.24%
LAZS - International Equity Subaccount	2019	655,812	$16.61 to $18.06	$10,970,012	0.90% to 1.75%	18.92% to 19.93%	0.34%
LAZS - Global Dynamic Multi-Asset Subaccount	2023	515,810	$14.94 to $16.47	$7,995,747	0.90% to 1.75%	8.91% to 9.83%	0.00%
LAZS - Global Dynamic Multi-Asset Subaccount	2022	554,990	$13.71 to $15.00	$7,873,638	0.90% to 1.75%	-18.79% to -18.11%	0.09%
LAZS - Global Dynamic Multi-Asset Subaccount	2021	569,144	$16.89 to $18.32	$9,912,387	0.90% to 1.75%	10.01% to 10.94%	2.85%
LAZS - Global Dynamic Multi-Asset Subaccount	2020	625,086	$15.35 to $16.51	$9,871,377	0.90% to 1.75%	-0.93% to -0.09%	0.62%
LAZS - Global Dynamic Multi-Asset Subaccount	2019	669,607	$15.50 to $16.53	$10,632,907	0.90% to 1.75%	15.76% to 16.74%	0.05%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2023	19,442	$32.66 to $40.84	$694,550	0.90% to 1.65%	11.27% to 12.09%	1.36%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2022	20,602	$29.36 to $36.43	$664,558	0.90% to 1.65%	-20.66% to -20.07%	0.45%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2021	25,609	$37.00 to $45.58	$1,041,050	0.90% to 1.65%	19.41% to 20.30%	0.51%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2020	23,352	$30.98 to $37.89	$792,989	0.90% to 1.65%	11.84% to 12.67%	0.99%
LINC - LVIP JPMorgan Small Cap Core Subaccount (note 4)	2019	26,697	$27.71 to $33.63	$815,324	0.90% to 1.65%	22.55% to 23.47%	0.42%
ABVB - VPS Relative Value Subaccount	2023	19,565	$18.71 to $37.99	$422,294	0.90% to 1.65%	9.91% to 10.73%	1.30%
ABVB - VPS Relative Value Subaccount	2022	19,815	$17.02 to $34.31	$386,734	0.90% to 1.65%	-5.97% to -5.27%	1.07%
ABVB - VPS Relative Value Subaccount	2021	23,701	$18.10 to $36.22	$488,355	0.90% to 1.65%	25.76% to 26.70%	0.67%
ABVB - VPS Relative Value Subaccount	2020	26,962	$14.40 to $28.59	$444,305	0.90% to 1.65%	0.80% to 1.56%	1.36%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ABVB - VPS Relative Value Subaccount	2019	25,425	$14.28 to $28.15	$428,579	0.90% to 1.65%	21.60% to 22.51%	1.01%
ABVB - VPS Small Cap Growth Subaccount	2023	7,062	$21.27 to $58.76	$253,888	0.90% to 1.65%	15.82% to 16.68%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2022	7,497	$18.36 to $50.36	$228,074	0.90% to 1.65%	-40.25% to -39.81%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2021	7,266	$30.73 to $83.67	$368,432	0.90% to 1.65%	7.43% to 8.23%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2020	5,088	$28.74 to $77.31	$235,964	0.90% to 1.55%	51.29% to 52.27%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2019	5,903	$19.00 to $50.77	$177,417	0.90% to 1.55%	33.93% to 34.79%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2023	2,080,381	$12.58 to $13.47	$26,889,512	0.90% to 1.75%	12.82% to 13.77%	2.15%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2022	2,281,915	$11.15 to $11.84	$26,052,437	0.90% to 1.75%	-15.54% to -14.83%	0.62%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2021	2,490,130	$13.20 to $13.90	$33,543,595	0.90% to 1.75%	10.05% to 10.98%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2020	174,245	$12.03 to $12.52	$2,119,938	0.90% to 1.70%	0.74% to 1.54%	1.31%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2019	186,345	$11.94 to $12.34	$2,245,624	0.90% to 1.70%	15.36% to 16.27%	1.95%
MFSI - New Discovery Subaccount	2023	10,395	$34.94 to $46.52	$436,881	0.90% to 1.55%	12.51% to 13.24%	0.00%
MFSI - New Discovery Subaccount	2022	13,345	$31.05 to $41.08	$496,293	0.90% to 1.55%	-31.06% to -30.62%	0.00%
MFSI - New Discovery Subaccount	2021	12,998	$45.04 to $59.21	$699,679	0.90% to 1.55%	0.02% to 0.67%	0.00%
MFSI - New Discovery Subaccount	2020	16,158	$42.90 to $58.82	$861,428	0.90% to 1.65%	43.22% to 44.28%	0.00%
MFSI - New Discovery Subaccount	2019	16,776	$29.96 to $40.76	$626,751	0.90% to 1.65%	38.98% to 40.01%	0.00%
MFSI - Mid Cap Growth Subaccount	2023	15,972	$34.44 to $43.19	$546,499	0.90% to 1.70%	18.96% to 19.90%	0.00%
MFSI - Mid Cap Growth Subaccount	2022	16,889	$28.73 to $36.31	$484,754	0.90% to 1.70%	-29.98% to -29.43%	0.00%
MFSI - Mid Cap Growth Subaccount	2021	15,741	$40.70 to $51.86	$640,453	0.90% to 1.70%	11.97% to 12.86%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	20,525	$36.07 to $46.31	$734,338	0.90% to 1.70%	33.84% to 34.90%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	16,484	$26.74 to $34.60	$448,825	0.90% to 1.70%	35.97% to 37.04%	0.00%
MFSI - Total Return Subaccount	2023	82,871	$21.94 to $30.13	$2,028,106	0.90% to 1.70%	8.38% to 9.24%	1.92%
MFSI - Total Return Subaccount	2022	80,421	$20.24 to $27.59	$1,813,562	0.90% to 1.70%	-11.34% to -10.64%	1.40%
MFSI - Total Return Subaccount	2021	98,407	$22.83 to $30.87	$2,472,923	0.90% to 1.70%	11.93% to 12.82%	1.63%
MFSI - Total Return Subaccount	2020	96,746	$20.40 to $27.36	$2,159,254	0.90% to 1.70%	7.68% to 8.54%	2.04%
MFSI - Total Return Subaccount	2019	110,013	$18.95 to $25.21	$2,281,383	0.90% to 1.70%	18.11% to 19.05%	2.12%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2023	4,554	$25.36 to $26.49	$119,897	0.90% to 1.40%	22.00% to 22.60%	0.05%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2022	5,072	$20.79 to $21.60	$108,998	0.90% to 1.40%	-20.56% to -20.16%	0.00%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2021	3,199	$26.17 to $27.06	$85,953	0.90% to 1.40%	23.92% to 24.54%	0.03%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	3,388	$21.12 to $21.73	$73,165	0.90% to 1.40%	20.51% to 21.11%	0.18%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	8,709	$17.52 to $17.94	$155,343	0.90% to 1.40%	37.66% to 38.34%	0.36%
PVIA - Real Return Subaccount	2023	464,879	$11.15 to $19.57	$7,002,454	0.90% to 1.75%	1.88% to 2.73%	3.00%
PVIA - Real Return Subaccount	2022	471,095	$10.95 to $19.05	$6,990,166	0.90% to 1.75%	-13.41% to -12.68%	7.02%
PVIA - Real Return Subaccount	2021	530,964	$12.64 to $21.82	$9,100,657	0.90% to 1.75%	3.78% to 4.66%	4.98%
PVIA - Real Return Subaccount	2020	523,128	$12.18 to $20.85	$8,662,801	0.90% to 1.75%	9.79% to 10.72%	1.40%
PVIA - Real Return Subaccount	2019	578,568	$11.09 to $18.83	$8,670,697	0.90% to 1.75%	6.58% to 7.47%	1.67%
PVIA - Global Bond Opportunities Subaccount	2023	44,715	$10.21 to $18.28	$669,840	0.90% to 1.70%	3.51% to 4.33%	2.25%
PVIA - Global Bond Opportunities Subaccount	2022	43,778	$9.86 to $17.52	$629,878	0.90% to 1.70%	-12.49% to -11.80%	1.48%
PVIA - Global Bond Opportunities Subaccount	2021	46,378	$11.27 to $19.86	$763,085	0.90% to 1.70%	-5.76% to -5.01%	4.99%
PVIA - Global Bond Opportunities Subaccount	2020	42,819	$11.96 to $20.91	$748,107	0.90% to 1.70%	8.28% to 9.14%	2.47%
PVIA - Global Bond Opportunities Subaccount	2019	46,105	$11.05 to $19.16	$747,955	0.90% to 1.70%	4.36% to 5.18%	2.45%
PVIA - CommodityRealReturn® Strategy Subaccount	2023	153,055	$7.39 to $8.18	$1,181,244	0.90% to 1.70%	-9.39% to -8.67%	15.99%
PVIA - CommodityRealReturn® Strategy Subaccount	2022	137,879	$8.09 to $9.03	$1,169,294	0.90% to 1.70%	6.80% to 7.65%	21.31%
PVIA - CommodityRealReturn® Strategy Subaccount	2021	165,671	$7.52 to $8.45	$1,307,322	0.90% to 1.70%	31.11% to 32.15%	4.16%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	207,797	$5.69 to $6.45	$1,247,749	0.90% to 1.70%	-0.35% to 0.44%	6.61%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	213,166	$5.66 to $6.47	$1,283,117	0.90% to 1.70%	9.57% to 10.44%	4.48%
PVIA - Short-Term Subaccount	2023	45,242	$10.16 to $11.00	$482,150	0.90% to 1.70%	4.15% to 4.97%	4.43%
PVIA - Short-Term Subaccount	2022	54,940	$9.75 to $10.48	$556,239	0.90% to 1.70%	-1.82% to -1.04%	1.52%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PVIA - Short-Term Subaccount	2021	79,418	$9.93 to $10.59	$813,507	0.90% to 1.70%	-1.73% to -0.95%	1.08%
PVIA - Short-Term Subaccount	2020	89,703	$10.11 to $10.69	$937,104	0.90% to 1.70%	0.53% to 1.33%	1.25%
PVIA - Short-Term Subaccount	2019	72,625	$10.05 to $10.55	$748,966	0.90% to 1.70%	1.08% to 1.88%	2.47%
PVIA - Low Duration Subaccount	2023	248,727	$9.39 to $10.05	$2,415,663	0.90% to 1.75%	3.18% to 4.04%	3.59%
PVIA - Low Duration Subaccount	2022	260,088	$9.10 to $9.66	$2,436,371	0.90% to 1.75%	-7.36% to -6.58%	1.71%
PVIA - Low Duration Subaccount	2021	233,439	$9.82 to $10.34	$2,357,185	0.90% to 1.75%	-2.63% to -1.81%	0.52%
PVIA - Low Duration Subaccount	2020	208,916	$10.09 to $10.53	$2,158,257	0.90% to 1.75%	1.22% to 2.07%	1.20%
PVIA - Low Duration Subaccount	2019	203,120	$9.97 to $10.32	$2,063,171	0.90% to 1.75%	2.24% to 3.10%	2.77%
BNYS - Appreciation Subaccount	2023	16,542	$39.34 to $53.01	$771,246	0.90% to 1.70%	18.66% to 19.59%	0.48%
BNYS - Appreciation Subaccount	2022	17,494	$33.15 to $44.33	$682,021	0.90% to 1.70%	-19.62% to -18.98%	0.43%
BNYS - Appreciation Subaccount	2021	17,627	$41.25 to $54.71	$853,186	0.90% to 1.70%	24.65% to 25.64%	0.20%
BNYS - Appreciation Subaccount	2020	18,570	$33.09 to $43.55	$717,105	0.90% to 1.70%	21.31% to 22.28%	0.56%
BNYS - Appreciation Subaccount	2019	23,323	$27.28 to $35.61	$742,395	0.90% to 1.70%	33.51% to 34.57%	0.91%
ROYI - Small-Cap Subaccount	2023	54,232	$24.18 to $53.93	$2,246,391	0.90% to 1.70%	23.83% to 24.81%	0.82%
ROYI - Small-Cap Subaccount	2022	63,476	$19.53 to $43.21	$2,131,784	0.90% to 1.70%	-10.71% to -10.00%	0.38%
ROYI - Small-Cap Subaccount	2021	70,023	$21.87 to $48.01	$2,629,830	0.90% to 1.70%	26.67% to 27.67%	1.37%
ROYI - Small-Cap Subaccount	2020	94,301	$17.27 to $37.61	$2,872,678	0.90% to 1.70%	-8.71% to -7.98%	0.98%
ROYI - Small-Cap Subaccount	2019	106,580	$18.91 to $40.87	$3,646,310	0.90% to 1.70%	16.68% to 17.61%	0.74%
ROYI - Micro-Cap Subaccount	2023	17,588	$20.53 to $44.99	$724,241	0.90% to 1.70%	16.80% to 17.73%	0.00%
ROYI - Micro-Cap Subaccount	2022	21,476	$17.57 to $38.22	$751,216	0.90% to 1.70%	-23.73% to -23.13%	0.00%
ROYI - Micro-Cap Subaccount	2021	22,620	$23.04 to $49.72	$1,032,736	0.90% to 1.70%	27.81% to 28.82%	0.00%
ROYI - Micro-Cap Subaccount	2020	26,920	$18.03 to $38.59	$957,597	0.90% to 1.70%	21.72% to 22.69%	0.00%
ROYI - Micro-Cap Subaccount	2019	41,870	$14.81 to $31.46	$1,219,093	0.90% to 1.70%	17.55% to 18.48%	0.00%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2023	86,988	$15.53 to $18.52	$1,297,005	0.90% to 1.70%	15.90% to 16.82%	0.00%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2022	93,061	$13.29 to $15.98	$1,193,630	0.90% to 1.70%	-19.87% to -19.23%	1.42%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2021	94,439	$16.46 to $19.94	$1,522,120	0.90% to 1.70%	3.84% to 4.66%	1.07%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2020	93,571	$15.72 to $19.20	$1,449,609	0.90% to 1.70%	11.83% to 12.72%	2.07%
AIMI - Invesco V.I. EQV International Equity Series II Subaccount	2019	106,472	$13.95 to $17.17	$1,460,999	0.90% to 1.70%	26.10% to 27.09%	1.28%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2023	33,656	$23.42 to $26.66	$763,337	0.90% to 1.70%	8.84% to 9.70%	0.52%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2022	35,113	$21.35 to $24.50	$726,337	0.90% to 1.70%	-11.45% to -10.75%	0.15%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2021	38,956	$23.92 to $27.67	$909,367	0.90% to 1.70%	30.30% to 31.33%	0.25%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	44,970	$18.22 to $21.23	$802,435	0.90% to 1.70%	-4.46% to -3.70%	0.66%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	51,210	$18.92 to $22.22	$948,626	0.90% to 1.70%	14.49% to 15.39%	0.23%
FRT2 - Franklin Income VIP Subaccount	2023	27,680	$22.79 to $25.00	$635,539	0.90% to 1.40%	7.13% to 7.66%	5.03%
FRT2 - Franklin Income VIP Subaccount	2022	29,702	$21.28 to $23.22	$636,057	0.90% to 1.40%	-6.78% to -6.32%	4.85%
FRT2 - Franklin Income VIP Subaccount	2021	34,123	$22.82 to $24.78	$783,127	0.90% to 1.40%	15.14% to 15.71%	4.67%
FRT2 - Franklin Income VIP Subaccount	2020	33,529	$19.82 to $21.42	$668,128	0.90% to 1.40%	-0.70% to -0.21%	5.86%
FRT2 - Franklin Income VIP Subaccount	2019	33,957	$19.96 to $21.46	$681,155	0.90% to 1.40%	14.46% to 15.02%	5.39%
FRT2 - Franklin DynaTech VIP Subaccount	2023	2,977	$39.98	$119,023	1.40%	41.79%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2022	3,520	$28.19	$99,238	1.40%	-40.79%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2021	2,704	$47.61	$128,734	1.40%	14.54%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2020	2,781	$41.57	$115,613	1.40%	42.88%	0.00%
FRT2 - Franklin DynaTech VIP Subaccount	2019	3,471	$29.09	$100,971	1.40%	29.35%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2023	86,245	$15.95 to $17.50	$1,406,282	0.90% to 1.40%	19.09% to 19.68%	3.18%
FRT2 - Templeton Foreign VIP Subaccount	2022	103,938	$13.40 to $14.62	$1,422,016	0.90% to 1.40%	-8.88% to -8.43%	3.00%
FRT2 - Templeton Foreign VIP Subaccount	2021	107,947	$14.70 to $15.97	$1,616,560	0.90% to 1.40%	2.72% to 3.23%	1.81%
FRT2 - Templeton Foreign VIP Subaccount	2020	106,631	$14.31 to $15.47	$1,552,622	0.90% to 1.40%	-2.53% to -2.04%	3.44%
FRT2 - Templeton Foreign VIP Subaccount	2019	100,357	$14.68 to $15.79	$1,504,791	0.90% to 1.40%	10.98% to 11.53%	1.75%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2023	183,172	$15.37 to $16.39	$2,882,684	0.90% to 1.70%	9.71% to 10.58%	1.89%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2022	200,579	$14.01 to $14.82	$2,869,009	0.90% to 1.70%	-13.74% to -13.05%	1.55%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2021	285,870	$16.24 to $17.05	$4,762,425	0.90% to 1.70%	15.39% to 16.31%	4.09%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2020	225,335	$14.08 to $14.66	$3,216,910	0.90% to 1.70%	14.82% to 15.74%	1.15%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2019	250,354	$12.26 to $12.66	$3,105,988	0.90% to 1.70%	15.98% to 16.90%	0.00%
FRT4 - Franklin Income VIP Subaccount	2023	65,837	$18.89 to $19.51	$1,224,460	0.90% to 1.70%	6.74% to 7.58%	4.91%
FRT4 - Franklin Income VIP Subaccount	2022	70,054	$17.70 to $18.14	$1,215,328	0.90% to 1.70%	-7.17% to -6.43%	4.39%
FRT4 - Franklin Income VIP Subaccount	2021	91,373	$19.07 to $19.39	$1,718,991	0.90% to 1.70%	14.64% to 15.55%	4.40%
FRT4 - Franklin Income VIP Subaccount	2020	99,933	$16.63 to $16.78	$1,633,762	0.90% to 1.70%	-1.11% to -0.32%	5.87%
FRT4 - Franklin Income VIP Subaccount	2019	113,214	$16.82 to $16.83	$1,867,776	0.90% to 1.70%	14.11% to 15.01%	5.25%
FRT4 - Franklin DynaTech VIP Subaccount	2023	31,829	$34.06 to $37.84	$1,090,371	0.90% to 1.65%	41.69% to 42.74%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2022	39,502	$23.87 to $26.71	$952,921	0.90% to 1.65%	-41.17% to -40.74%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2021	32,655	$40.27 to $45.40	$1,326,704	0.90% to 1.65%	14.20% to 15.05%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2020	36,186	$35.00 to $39.75	$1,284,111	0.90% to 1.65%	42.36% to 43.42%	0.00%
FRT4 - Franklin DynaTech VIP Subaccount	2019	48,586	$24.41 to $27.92	$1,216,151	0.90% to 1.65%	28.90% to 29.86%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2023	651,931	$11.74 to $14.20	$7,744,870	0.90% to 1.75%	18.62% to 19.61%	3.00%
FRT4 - Templeton Foreign VIP Subaccount	2022	793,913	$9.81 to $11.97	$7,914,093	0.90% to 1.75%	-9.33% to -8.57%	2.84%
FRT4 - Templeton Foreign VIP Subaccount	2021	849,265	$10.73 to $13.20	$9,314,944	0.90% to 1.75%	2.31% to 3.17%	1.63%
FRT4 - Templeton Foreign VIP Subaccount	2020	855,461	$10.40 to $12.91	$9,141,736	0.90% to 1.75%	-3.04% to -2.22%	3.26%
FRT4 - Templeton Foreign VIP Subaccount	2019	825,376	$10.64 to $13.31	$9,068,471	0.90% to 1.75%	10.56% to 11.49%	1.49%
FRT4 - Franklin Allocation VIP Subaccount	2023	32,280	$16.94 to $18.31	$560,628	0.90% to 1.40%	13.05% to 13.60%	1.28%
FRT4 - Franklin Allocation VIP Subaccount	2022	35,573	$16.12 to $18.05	$551,289	0.90% to 1.70%	-17.59% to -16.94%	1.50%
FRT4 - Franklin Allocation VIP Subaccount	2021	37,527	$19.40 to $21.91	$702,681	0.90% to 1.70%	9.67% to 10.54%	1.62%
FRT4 - Franklin Allocation VIP Subaccount	2020	41,493	$17.55 to $19.97	$703,483	0.90% to 1.70%	9.88% to 10.75%	1.33%
FRT4 - Franklin Allocation VIP Subaccount	2019	42,897	$15.85 to $18.18	$658,687	0.90% to 1.70%	17.56% to 18.49%	3.06%
FEDS - Kaufmann Fund II Service Shares Subaccount	2023	26,381	$26.45 to $31.53	$669,722	0.90% to 1.65%	13.00% to 13.84%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2022	31,439	$23.24 to $27.90	$708,337	0.90% to 1.65%	-31.39% to -30.88%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2021	31,208	$33.62 to $40.67	$1,020,442	0.90% to 1.65%	0.60% to 1.35%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2020	30,222	$33.17 to $40.42	$976,462	0.90% to 1.65%	26.39% to 27.33%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	33,855	$26.05 to $31.98	$861,560	0.90% to 1.65%	30.76% to 31.73%	0.00%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2023	128,781	$18.30 to $21.10	$2,535,894	0.90% to 1.65%	12.09% to 12.92%	2.00%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2022	143,452	$16.33 to $18.68	$2,515,281	0.90% to 1.65%	-16.12% to -15.50%	1.54%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2021	153,530	$19.47 to $22.11	$3,199,856	0.90% to 1.65%	8.65% to 9.46%	1.57%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2020	168,319	$17.92 to $20.20	$3,210,975	0.90% to 1.65%	12.02% to 12.86%	1.96%
IVYV - Delaware Ivy VIP Asset Strategy Subaccount	2019	191,487	$15.99 to $17.90	$3,258,889	0.90% to 1.65%	19.80% to 20.69%	2.04%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2023	29,806	$8.95 to $9.35	$255,715	0.90% to 1.65%	-0.06% to 0.68%	2.65%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2022	32,203	$8.89 to $9.35	$274,112	0.90% to 1.65%	15.87% to 16.73%	1.64%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2021	39,684	$7.61 to $8.07	$289,711	0.90% to 1.65%	24.62% to 25.55%	1.59%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2020	44,272	$6.06 to $6.48	$258,164	0.90% to 1.65%	-13.42% to -12.78%	2.19%
IVYV - Delaware Ivy VIP Natural Resources Subaccount	2019	45,234	$6.95 to $7.48	$302,520	0.90% to 1.65%	7.68% to 8.48%	0.98%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2023	12,358	$51.69 to $61.68	$698,997	0.90% to 1.70%	36.75% to 37.83%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2022	12,743	$37.80 to $44.75	$524,384	0.90% to 1.70%	-32.98% to -32.45%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2021	12,207	$56.40 to $66.25	$746,548	0.90% to 1.70%	13.24% to 14.14%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2020	14,287	$49.81 to $58.05	$768,915	0.90% to 1.70%	33.09% to 34.15%	0.00%
IVYV - Delaware Ivy VIP Science and Technology Subaccount	2019	16,606	$37.42 to $43.27	$674,024	0.90% to 1.70%	46.99% to 48.15%	0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve-month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denotes the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

KPMG LLP

Suite 3400

312 Walnut Street

Cincinnati, OH 45202

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account N:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise National Security Variable Account N (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Cincinnati, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Global Risk Allocation-Moderate Subaccount

VPS Relative Value Subaccount (1)

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. EQV International Equity Series II Subaccount

ALLSPRING VARIABLE TRUST

VT Opportunity Subaccount

AUGUSTARSM VARIABLE INSURANCE PRODUCTS FUND, INC.

AVIP AB Mid Cap Core Subaccount (1)

AVIP AB Risk Managed Balanced Subaccount (1)

AVIP AB Small Cap Subaccount (1)

AVIP Balanced Model Subaccount (1)

AVIP BlackRock Advantage International Equity Subaccount (1)

AVIP BlackRock Advantage Large Cap Core Subaccount (1)

AVIP BlackRock Advantage Large Cap Growth Subaccount (1)

AVIP BlackRock Advantage Large Cap Value Subaccount (1)

AVIP BlackRock Advantage Small Cap Growth Subaccount (1)

AVIP BlackRock Balanced Allocation Subaccount (1)

AVIP Bond Subaccount (1)

AVIP Federated Core Plus Bond Subaccount (1)

AVIP Federated High Income Bond Subaccount (1)

AVIP Fidelity Institutional AM® Equity Growth Subaccount (1)

AVIP Growth Model Subaccount (1)

AVIP Intech U.S. Low Volatility Subaccount (1)

AVIP iShares Managed Risk Balanced Subaccount (1)

AVIP Moderate Growth Model Subaccount (1)

AVIP Moderately Conservative Model Subaccount (1)

AVIP Nasdaq-100® Index Subaccount (1)

AVIP S&P 500® Index Subaccount (1)

AVIP S&P MidCap 400® Index Subaccount (1)

BNY MELLON VARIABLE INVESTMENT FUND - SERVICE SHARES

Appreciation Subaccount

FEDERATED HERMES INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 5

Franklin VolSmart Allocation VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Allocation VIP Subaccount

Franklin DynaTech VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin DynaTech VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Strategic Growth Subaccount

Trend Driven Allocation Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

Delaware Ivy VIP Asset Strategy Subaccount

Delaware Ivy VIP Natural Resources Subaccount

Delaware Ivy VIP Science and Technology Subaccount

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

2

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi-Asset Subaccount

International Equity Subaccount

U.S. Small Cap Equity Select Subaccount (1)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST – STANDARD CLASS

LVIP JPMorgan Small Cap Core Subaccount (1)

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Growth Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

Statement of assets and contract owners’ equity as of December 31, 2023 and the related statements of operations and changes in contract owners’ equity for the period October 14, 2022 (commencement of operations) to December 31, 2022.

3

AUGUSTARSM VARIABLE INSURANCE PRODUCTS FUND, INC.

AVIP iShares Managed Risk Growth Subaccount

AVIP iShares Managed Risk Moderate Growth Subaccount

(1) See the footnote to the statement of assets and contract owners’ equity for the former name of the subaccount.

4

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Financial Statements and Supplementary Information

December 31, 2023, 2022 and 2021

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 3400

312 Walnut Street

Cincinnati, OH 45202

Independent Auditors’ Report

Audit and Governance Committee of the Board of Directors

National Security Life and Annuity Company:

Opinions

We have audited the statutory financial statements of National Security Life and Annuity Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of income, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with statutory accounting practices prescribed or permitted by The New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by The New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by The New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.

/s/ KPMG LLP

Cincinnati, Ohio

March 28, 2024

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2023 and 2022

(Dollars in thousands, except share amounts)

Admitted Assets	2023	2022
Investments:
Bonds	$63,084	63,261
Cash, cash equivalents and short-term investments	10,828	6,572
Receivables for securities	14	—
Total investments	73,926	69,833
Amounts recoverable from reinsurers	69	190
Accrued investment income	489	506
Receivable from parent, subsidiaries and affiliates	—	37
Deferred tax asset, net	200	312
Other assets	2,066	2,148
Separate account assets	328,688	318,717
Total admitted assets	$405,438	391,743

Liabilities and Capital and Surplus
Life and annuity policies and contract reserves	$31,498	32,497
Liability for deposit type contracts	48	118
Current federal income taxes	271	81
Accounts payable to parent and affiliates	298	290
Amounts payable to reinsurers	412	322
Interest maintenance reserve	172	215
Asset valuation reserve	516	476
Other liabilities	333	269
Transfers to separate accounts due or accrued, net	(144)	(576)
Separate account liabilities	328,688	318,717
Total liabilities	362,092	352,409
Capital and surplus:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Gross paid in and contributed surplus	33,272	33,272
Aggregate write-ins for special surplus funds	(14,000)	(14,000)
Unassigned surplus	21,574	17,562
Total capital and surplus	43,346	39,334
Total liabilities and capital and surplus	$405,438	391,743

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Income

Years ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	2023	2022	2021
Premiums and other considerations:
Life and annuity	$(2,888)	(2,669)	(2,818)
Total premiums and other considerations:	(2,888)	(2,669)	(2,818)
Investment income:
Interest on bonds	2,364	2,261	2,357
Interest on cash and short-term investments	85	1	—
Amortization of interest maintenance reserve	32	44	50
Total investment income	2,481	2,306	2,407
Less investment expenses	—	—	18
Net investment income	2,481	2,306	2,389
Commissions and expense allowances	32	18	17
Other income	8,909	9,601	10,852
Total income	8,534	9,256	10,440
Annuity benefits, fund withdrawals, and other benefits to policyholders and beneficiaries	32,897	28,972	36,790
Change in reserves for future policy benefits and other funds	(766)	847	(1,715)
Commissions	1,990	2,117	2,298
General insurance expenses	1,045	830	785
Insurance taxes, licenses, and fees	126	118	(148)
Net transfers from separate accounts	(31,523)	(26,993)	(33,298)
Total expenses	3,769	5,891	4,712
Income before provision (benefit) for federal income taxes and net realized capital losses	4,765	3,365	5,728
Provision (benefit) for federal income taxes	573	503	(484)
Income before net realized capital losses	4,192	2,862	6,212
Net realized capital losses, net of interest maintenance reserve and income taxes	(15)	(16)	(66)
Net income	$4,177	2,846	6,146

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	Common stock	Gross paid in and contributed surplus	Aggregate write-ins for special surplus funds	Unassigned (deficit) surplus	Total capital and surplus
Balance at December 31, 2020	$2,500	33,272	(14,000)	8,595	30,367
Net income	—	—	—	6,146	6,146
Change in net deferred income tax	—	—	—	(1,370)	(1,370)
Change in nonadmitted assets and related items	—	—	—	355	355
Change in asset valuation reserve	—	—	—	(7)	(7)
Change in reserve valuation basis	—	—	—	14	14
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	1,084	1,084
Balance at December 31, 2021	2,500	33,272	(14,000)	14,817	36,589
Net income	—	—	—	2,846	2,846
Change in net deferred income tax	—	—	—	273	273
Change in nonadmitted assets and related items	—	—	—	(309)	(309)
Change in asset valuation reserve	—	—	—	(65)	(65)
Balance at December 31, 2022	2,500	33,272	(14,000)	17,562	39,334
Net income	—	—	—	4,177	4,177
Change in net deferred income tax	—	—	—	(147)	(147)
Change in nonadmitted assets and related items	—	—	—	22	22
Change in asset valuation reserve	—	—	—	(40)	(40)
Balance at December 31, 2023	$2,500	33,272	(14,000)	21,574	43,346

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Statutory Statements of Cash Flow

Years ended December 31, 2023, 2022 and 2021

(Dollars in thousands)

	2023	2022	2021
Cash flow from operations:
Premiums, other considerations, and fund deposits	$1,461	2,099	2,771
Investment income	2,512	2,264	2,366
	3,973	4,363	5,137
Less:
Death and other benefits	28,325	24,328	31,674
Commissions, taxes, and other expenses	3,513	3,224	3,727
Net transfers from Separate Accounts	(31,955)	(27,513)	(34,468)
	(117)	39	933
Net cash provided by operations	4,090	4,324	4,204
Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	7,011	6,669	11,465
Less cost of investments acquired:
Bonds	6,907	9,978	14,407
Net cash provided by (used in) investing activities	104	(3,309)	(2,942)
Cash flow from financing and other miscellaneous sources:
Withdrawals on deposit-type contracts and other liabilities	(73)	(73)	(73)
Other, net	135	35	117
Net cash provided by (used in) financing	62	(38)	44

Net increase in cash, cash equivalents and short-term investments	4,256	977	1,306
Cash, cash equivalents and short-term investments:
Beginning of year	6,572	5,595	4,289
End of year	$10,828	6,572	5,595

See accompanying notes to statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

(1)	Organization and Business

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by AuguStar Life Insurance Company (“ALIC”), formerly The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ALIC is 100% owned by Constellation Insurance, Inc. (“CII”), formerly Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. CII is 100% owned by Constellation Insurance Holdings, Inc. (“CIHI”), formerly Ohio National Holdings, Inc. (“ONHI”) and Ohio National Mutual Holdings, Inc. (“ONMH”) a stock holding company organized under Ohio insurance law.

On March 22, 2021, the Board of Directors of ONMH unanimously approved an agreement with Constellation Insurance, LP (“Constellation’), whereby Constellation would acquire ONMH. On March 31, 2022, ONMH demutualized, converted to a stock company and changed its name to ONHI. ONHI is owned directly by ONLH Holdings LP (“ONLP”). ONLP is an insurance holding company under the control of Constellation. Constellation is ultimately backed by Caisse de dépôt et placement du Québec (“CDPQ”) and Ontario Teachers’ Pension Plan Board (“Ontario Teachers”), two of the world’s largest, premier, long-term institutional investors. In November 2022, ONHI and ONFS changed their names to CIHI and CII, respectively.

All references to activity entered into while under the ONMH, ONFS, and ONLIC names throughout the remainder of these footnotes have been updated to the new names of CIHI, CII, and ALIC, respectively.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of the states in which it is licensed and undergoes periodic examinations by those departments.

Effective March 16, 2018, the Company no longer actively markets or issues new individual variable annuity business, which currently represents the majority of the Company’s inforce contracts and policies.

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by The New York State Department of Financial Services (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

The Company does not have any permitted statutory accounting practices as of December 31, 2023 and December 31, 2022.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

However, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. See Note 8 for further information.

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income on a GAAP basis versus capital and surplus and net income on a statutory basis are that, for GAAP reporting purposes:

●	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

●	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

●	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

●	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

●	the asset valuation reserve and interest maintenance reserve are not recorded;

●	under GAAP, “nonadmitted” assets do not exist, while for statutory reporting nonadmitted assets are excluded from capital and surplus (see Note 3(b) for more information regarding nonadmitted assets);

●	changes in deferred taxes are recognized in either net income (loss) or other comprehensive income and not subject to the statutory limitation of 15% of capital and surplus;

●	there is a presentation of other comprehensive income and comprehensive income;

●	certain assets and liabilities are reported gross of ceded reinsurance balances;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

●	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

●	negative cash balances are reported as liabilities;

●	certain annuity related contracts give rise to embedded derivatives for GAAP while STAT does not recognize these embedded derivatives; and

●	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect statutory financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the interest maintenance reserve (“IMR”). Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the statutory financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

Management regularly reviews its bond portfolio in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

(d)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual annuities issued in 1992 and after represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The difference between full account value and CARVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The annual change in the difference between full account value and CARVM is reflected in the Statutory Statements of Income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets. The Company’s expenses reflect benefits paid, changes in reserves and expense allowances.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income with the offset recorded in Net transfers from separate accounts in the Statutory Statements of Income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the Statutory Statements of Income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

(e)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products and certain annuities with life contingencies, are recorded as premiums. Traditional life product revenues are recorded when due. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(f)	Reserves for Future Policy Benefits

Life Policies and Contracts

Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. The mortality tables and interest assumptions used are the 1958 Commissioners Standard Ordinary (“CSO”) table with interest rates of 3.0% to 4.5% and the 1980 CSO table with interest rates from 4.0% to 6.0%.

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

The Company had no individual life insurance in force or related reserves as of December 31, 2023 and 2022, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Variable life insurance products use a formula that applies a weighted average credited rate to the mean account value.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Annuity and Other Deposit Funds

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issued nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

●	guaranteed minimum death benefit (“GMDB”);

●	guaranteed minimum income benefit (“GMIB”);

●	guaranteed minimum accumulation benefit (“GMAB”);

●	guaranteed minimum withdrawal benefit (“GMWB”); and

●	guaranteed lifetime withdrawal benefit (“GLWB”).

Effective January 1, 2020, the Company began reserving for all variable annuity policies in-force under section 21 of the Valuation Manual (“VM-21”). VM-21 sets forth requirements for the valuation of principles based reserves (“PBR”) for variable annuity and other contracts involving certain guaranteed benefits similar to those offered with variable annuities. VM-21 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The requirement applies the principles of asset adequacy analysis directly to the risks associated with these products and guarantees. The VM-21 liability is evaluated with both company assumptions and prescribed assumptions under stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the Conditional Tail Expectation (“CTE”) 70 level of the company assumptions value plus any additional standard projection amount and is subject to a floor of cash surrender value. These guarantee reserves are included in the general account reserves. Prior to 2020, these policies were reserved under the Actuarial Guideline 43.

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates and various contract provisions. The average interest rate credited on these annuity policies was 2.72%, 2.72% and 2.67% for the years ended December 31, 2023, 2022 and 2021, respectively. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with CARVM.

Reserves for ordinary (individual) immediate annuities are determined using either the Annuity 2000 Mortality Table at interest rates of 4.5% to 5.5% or the IAR2012 Mortality Table at interest rates of 1.5% to 5.0%.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

(g)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit-related losses on bonds, including corporate debt securities. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

The IMR minimizes the Statutory Statements of Income impact of interest rate related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related other-than-temporary impairment losses are recorded through the AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

(h)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or these that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premiums, benefits and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

(i)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported in the Statutory Statements of Income as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, CIHI. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On August 16, 2022, the Inflation Reduction Act was enacted and signed into Law. The Act included a number of tax-related provisions including a new corporate alternative minimum tax (“CAMT”). The Act will be effective for tax years beginning after 2022, however, the Company does not expect to be subject to CAMT.

(j)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred, and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

(k)	New Accounting Standards

In October 2023, the NAIC issued revisions to SSAP No. 20, Nonadmitted Assets and SSAP No. 21, Other Admitted Assets, the update includes consistency revisions to SSAP No. 20. Revisions to SSAP No. 21R provide more detail on qualifying collateral, require information to support fair value of collateral to be available on request, and provide audit transition guidance for equity collateral from entities in the scope of SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 97, Investments to Subsidiary, Controlled and Affiliated Entities. The adoption of this guidance did not impact the Company’s statutory financial statements.

In August 2023, the NAIC issued INT 23-03 to SSAP No. 4, Assets and Nonadmitted Assets, SSAP No. 9, Subsequent Events and SSAP No. 101, Income Taxes. The INT provides guidance for CAMT reporting on or after year-end 2023 and addresses accounting, the statutory valuation allowance, admissibility, disclosures, and year-end 2023 transition. The adoption of this guidance did not impact the Company’s statutory financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

In August 2023, the NAIC issued INT 23-01, Negative IMR Admitted Asset, effective August 13, 2023. The interpretation provides an optional, limited-time guidance, which allows the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. INT 23-01: Net Negative (Disallowed) Interest Maintenance Reserve will be automatically nullified on January 1, 2026. The adoption of this guidance did not impact the statutory financial statements.

In August 2023, the NAIC issued revisions to SSAP No. 26R, Bonds and SSAP No. 43R, Loan-Backed and Structured Securities, effective January 1, 2025. These revisions adopt a new principles-based bond definition and the accounting for issuer credit obligations and asset-backed securities. The Company is in the process of assessing the impact of this standard on its statutory financial statements.

In August 2023, the NAIC issued revisions to SSAP No.43R, Loan-Backed and Structured Securities, effective December 31, 2023. These revisions incorporate changes to add collateralized loan obligations (“CLOs”) to the financial modeling guidance and to clarify that CLOs are not captured as legacy securities. The adoption of this guidance did not impact the Company’s statutory financial statements.

In April 2020, May 2021, and August 2023, the NAIC adopted with modification ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01, Reference Rate Reform (Topic 848), with an expiration date of December 31, 2022. The guidance provides temporary optional expedients and exceptions relating to contract modifications and hedging relationships that reference the London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. The adoption of this guidance did not impact the Company’s statutory financial statements.

(l)	Subsequent Events

The Company has evaluated subsequent events through March 28, 2024, the date the statutory financial statements were available to be issued, and no events have occurred subsequent to the statutory statements of admitted assets, liabilities, and capital and surplus date and before the date of evaluation that would require disclosure.

(4)	Business Risks and Uncertainties

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company’s largest distributor of variable annuity products accounted for approximately 33% and 31% of total individual annuity reserves as of December 31, 2023 and 2022, respectively. It is possible that a change in the Company’s relationship with this distributor could result in a decrease in revenues from the loss of existing variable annuity deposits or from a decrease in future total variable annuity deposits. The Company has entered into a 100% coinsurance agreement with ALIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to seek other methods for maintaining required capital.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk, requiring collateral to support ceded reserves, and/or following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Cyber-Security Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The current working environment is unprecedented with wide-scale remote usage of the Company’s networks and may expose the Company to increased cyber-security vulnerability. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber-security risk. Multiple layers of security controls provide redundancy in the event a security control fails, or a vulnerability is exploited. The Company continually monitors cyber-security risk and implements new processes, controls and technology to address risks as they are identified. Despite these efforts, there is still a risk a cyber-security incident could happen.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers.

Banking risk is the risk associated with the Company’s concentrations of credit risk of its cash deposits and checking account balances, and risk of institutional failure. The Company maintains its cash deposits and checking account balances in various bank accounts that, at times, may exceed federally insured limits. The Company’s cash deposits and checking account balances have been placed with high credit quality financial institutions. The Company has not experienced, nor does it anticipate, any losses with respect to such accounts. In early 2023 there were three prominent bank failures in the United States that resulted in a seizure by government agencies. The Company had no direct exposure to these failures, but as a result of these failures the Company examined all of its bank relationships to ensure they are sufficiently protected from potential future failures. The Company will continue to monitor its banking relationships to ensure it is properly protected.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts, which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management, which would affect investment management fees revenue. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties.

The Company does not have any direct exposure within its investment portfolio to businesses in Russia, Ukraine, Israel or Palestine. However, the ongoing conflicts in these areas are impacting global economic and financial markets exacerbating ongoing economic challenges. The Company is actively monitoring the impact of these conflicts on its investment portfolio.

Inflation Risk is the risk that inflation will undermine the performance of investments. Times of rising inflation will cause interest rates to increase. As discussed above, interest will change and impact the valuation of the Company’s investments. The Company has the ability to hold securities until maturity and has the ability to adjust product crediting rates allowing the Company to mitigate the potential of liabilities coming due more quickly than the assets mature. The long-term nature of the Company’s business allows for the Company to manage through periods of change. The Company is monitoring the responsive monetary policy actions taken or anticipated to be taken by central banks to curb inflation and the corresponding impact on market interest rates.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents and short-term investments, and separate account assets.

●	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities; municipal bonds; foreign government debt; certain corporate debt; asset-backed, mortgage-backed, and private placement securities; certain common stocks; and cash equivalent securities.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

●	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, and asset-backed or mortgage-backed securities.

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2023
Assets:
Investments:
Cash, cash equivalents and short-term investments	$10,828	—	—	10,828
Other assets:
Separate account assets	328,688	—	—	328,688
Total assets	$339,516	—	—	339,516

2022
Assets:
Investments:
Cash, cash equivalents and short-term investments	$6,572	—	—	6,572
Other assets:
Separate account assets	318,717	—	—	318,717
Total assets	$325,289	—	—	325,289

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

		NAIC
	Carrying	estimated	Fair value hierarchy level
	amount	fair value	Level 1	Level 2	Level 3
2023
Assets:
Investments:
Bonds	$63,084	56,597	1,489	55,108	—
Cash, cash equivalents and short-term investments	10,828	10,828	10,828	—	—
Other assets:
Separate account assets	328,688	328,688	328,688	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$17,545	19,600	—	19,600	—
Separate account liabilities	328,688	328,688	328,688	—	—

2022
Assets:
Investments:
Bonds	$63,261	54,961	1,460	53,501	—
Cash, cash equivalents and short-term investments	6,572	6,572	6,572	—	—
Other assets:
Separate account assets	318,717	318,717	318,717	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$18,602	19,787	—	19,787	—
Separate account liabilities	318,717	318,717	318,717	—	—

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, Fair Value Measurements, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values as Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash is comprised of bank deposits.

Short-term investments are considered Level 2 since they are short-term, highly liquid investments that are not traded on an active market but are both, a) readily convertible to known amounts of cash, and b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. These short-term investments are recorded at carrying value, which approximates fair value since they are so close to maturity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Individual deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no transfers between levels in 2023 or 2022.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

●	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

●	the risk that the economic outlook, including fluctuations in interest rates and inflationary pressures, will be worse than expected or have more of an impact on the issuer than anticipated;

●	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

●	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Any of these situations are reasonably possible and could result in a charge to income in a future period. During 2022, rising inflation led to increases in interest rates resulting in larger unrealized losses on the Company’s investment portfolio. During 2023, inflation began to stabilize and reduction in interest rates resulted in a decrease in the Company’s unrealized losses in its investment portfolio.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Bonds

Bonds by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds at December 31 are as follows:

	2023
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value	gains	losses	fair value
Bonds:
U.S. government	$1,785	—	(264)	1,521
States, territories and possessions	13,568	34	(2,639)	10,963
Special revenue and assessment	143	—	(10)	133
Industrial and miscellaneous	47,588	350	(3,958)	43,980
Total bonds	$63,084	384	(6,871)	56,597

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

	2022
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value	gains	losses	fair value
Bonds:
U.S. government	$1,851	—	(296)	1,555
States, territories and possessions	14,753	22	(3,185)	11,590
Special revenue and assessment	162	—	(10)	152
Industrial and miscellaneous	46,495	103	(4,934)	41,664
Total bonds	$63,261	125	(8,425)	54,961

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Investments with an amortized cost of $1,753 and $1,755 were on deposit with various regulatory agencies as required by law as of December 31, 2023 and 2022, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2023, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

		NAIC
	Carrying	estimated
	value	fair value
Due in one year or less	$3,361	3,015
Due after one year through five years	22,087	19,815
Due after five years through ten years	13,287	11,920
Due after ten years	24,349	21,847
Total	$63,084	56,597

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Continuous Gross Unrealized Losses for Bonds

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC		NAIC		NAIC
	estimated	Unrealized	estimated	Unrealized	estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2023
U.S. government	$—	—	1,521	(264)	1,521	(264)
States, territories & possessions	80	—	9,843	(2,639)	9,923	(2,639)
Special revenue assessment	—	—	133	(10)	133	(10)
Industrial and miscellaneous	1,022	(5)	33,573	(3,953)	34,595	(3,958)
Total	$1,102	(5)	45,070	(6,866)	46,172	(6,871)

2022
U.S. government	$1,555	(296)	—	—	1,555	(296)
States, territories & possessions	9,895	(2,951)	520	(234)	10,415	(3,185)
Special revenue assessment	152	(10)	—	—	152	(10)
Industrial and miscellaneous	39,045	(4,919)	48	(15)	39,093	(4,934)
Total	$50,647	(8,176)	568	(249)	51,215	(8,425)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The table below summarizes the bonds by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than	12 months
	12 months	or more	Total
2023
99.9%-80%:
U.S. government	$—	(264)	(264)
States, territories & possessions	—	(351)	(351)
Special revenue assessment	—	(10)	(10)
Industrial and miscellaneous	(5)	(1,868)	(1,873)
Below 80%:
States, territories & possessions	—	(2,288)	(2,288)
Industrial and miscellaneous	—	(2,085)	(2,085)
Total	$(5)	(6,866)	(6,871)

2022
99.9%-80%:
U.S. government	$(296)	—	(296)
States, territories & possessions	(239)	—	(239)
Special revenue assessment	(10)	—	(10)
Industrial and miscellaneous	(2,160)	—	(2,160)
Below 80%:
States, territories & possessions	(2,712)	(234)	(2,946)
Industrial and miscellaneous	(2,759)	(15)	(2,774)
Total	$(8,176)	(249)	(8,425)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. An analysis which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other-than-temporarily impaired (“OTTI”). Relevant facts and circumstances that may be considered include:

●	comparison of current estimated fair value of the security to cost;

●	length of time the estimated fair value has been below cost;

●	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

●	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

●	any items specifically pledged to support the credit along with any other security interests or collateral;

●	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

●	overall business climate, including litigation and government actions;

●	rating agency downgrades;

●	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

●	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

For bonds that are OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

As of December 31, 2023, investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position, had a fair value of $5,482. Loan-backed and structured securities in an unrealized loss position for less than 12 months had a fair value of $498 and unrealized losses of $2. Loan-backed and structured securities in an unrealized loss position for greater than 12 months had a fair value of $4,984 and unrealized losses of $466. These loan-backed and structured securities were primarily categorized as industrial and miscellaneous.

Current Year Evaluation

Total unrealized losses decreased from December 31, 2022 to December 31, 2023 due mainly to the decrease in intermediate term interest rates and lower credit spreads during the year. The Company has concluded that the majority of its securities in an unrealized loss position as of December 31, 2023 and 2022 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost, and for equity investments, anticipate a forecasted recovery in a reasonable period of time. The Company has recorded OTTI losses when necessary on securities that the Company has deemed as being indicative of OTTI.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

	Realized (losses) gains	Change in unrealized gains (losses)	Total investment (losses) gains
2023
Bonds	$(14)	—	(14)
Other	(12)	—	(12)
Total	(26)	—	(26)
Less amount credited to interest maintenance reserve	(14)	—	(14)
Net losses before tax	(12)	—	(12)
Taxes on capital losses	(3)	—	(3)
Net losses after tax	$(15)	—	(15)

2022
Bonds	$(41)	—	(41)
Other	(2)	—	(2)
Total	(43)	—	(43)
Less amount credited to interest maintenance reserve	(42)	—	(42)
Net losses before tax	(1)	—	(1)
Taxes on capital losses	(15)	—	(15)
Net losses after tax	$(16)	—	(16)

2021
Bonds	$21	—	21
Other	(10)	—	(10)
Total	11	—	11
Less amount credited to interest maintenance reserve	20	—	20
Net losses before tax	(9)	—	(9)
Taxes on capital losses	(57)	—	(57)
Net losses after tax	$(66)	—	(66)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

Realized capital gains (losses) on investments, as shown in the tables above, include write-downs for OTTI of $0 for the years ended December 31, 2023, 2022 and 2021. As of December 31, 2023, securities with a carrying value of $59, which had a cumulative write-down of $46 due to OTTI, remained in the Company’s investment portfolio.

Included in the write-downs for OTTI are write-downs for OTTI on loan-backed and structured securities of $0 for 2023, 2022 and 2021. There were no securities that recognized OTTI impairment in 2023 due to the fact that the present value of the cash flows expected to be collected was more than the amortized cost basis of the securities.

There was no investment income due and accrued excluded from surplus on bonds in default as of December 31, 2023, 2022 and 2021.

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2023, 2022 and 2021 were $1,274, $3,144 and $4,876, respectively. Gross gains of $1, $4 and $14 and gross losses of $15, $52 and $1 were realized on those transactions in 2023, 2022 and 2021, respectively.

(7)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable individual annuities and variable universal life.

In accordance with the State of New York procedures on approving items within the separate account, the separate account classification of the product is subject to Section 4240 of the New York State Insurance Law. In addition, the separate accounts are supported through affirmative approval of the plans of operations by the New York State Insurance Commissioner.

As of December 31, 2023 and 2022, the Company’s separate account statement included legally insulated assets of $328,688 and $318,717, respectively. The assets legally insulated from the general account as of December 31, are attributed to the following:

	2023	2022
Variable individual annuities	$327,402	318,028
Variable immediate annuities	1,146	577
Variable universal life	140	112
Total	$328,688	318,717

At December 31, 2023 and 2022, there were no separate account securities lending arrangements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

As of December 31, 2023 and 2022, the general account of the Company had a maximum guarantee for separate account liabilities of $1,610 and $6,433, respectively.

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk
charges
2023	$3,960
2022	4,012
2021	4,093
2020	4,050
2019	4,078

As of December 31, 2023, 2022 and 2021, the general account of the Company had paid $508, $313 and $162, respectively, towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2023	2022	2021
Premiums, considerations or deposits for the years ended	$746	1,027	136

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

	2023	2022
Reserves for accounts with assets at:
Market value	$326,185	315,221
Amortized cost	2,359	2,920
Total reserves	$328,544	318,141

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	327,294	317,505
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	327,294	317,505
Not subject to discretionary withdrawal	1,250	636
Total reserves	$328,544	318,141

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2023	2022	2021
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$757	1,029	147
Transfers from separate accounts *	32,271	28,022	33,437
Net transfers from separate accounts before reconciling adjustments	(31,514)	(26,993)	(33,290)
Reconciling adjustments:
Processing income & policyholder charges	2	2	2
Seed money income	(11)	(2)	(10)
Other net	—	—	—
Net transfers from separate accounts	$(31,523)	(26,993)	(33,298)

*	Includes net transfer of existing reserves from or (to) separate accounts of ($41), $733 and $514 for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

(8)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for life and annuity policies and contracts.

As discussed in Note 2, the Department has required the Company to adopt certain prescribed reserve methodologies that differ from those found in NAIC SSAP, specifically, the methodology used within the Company’s asset adequacy reserve calculation. The asset adequacy reserve, as determined by management, was in accordance with VM-21 for variable annuities, NAIC SSAP No. 51R Life Contracts, and Appendix A-820 Minimum Life and Annuity Reserve Standards and was considered sufficient by management. Management acknowledges that under A-822 (Asset Adequacy Analysis Requirements), the Company may establish an additional reserve (above the VM-21 aggregate reserve) if management determines that such a reserve is needed as a result of the asset adequacy analysis. No additional reserve was required, however, the Company was required by the Department to refine the methodology used to determine gross reserves, the reinsurance reserve credit, and associated reinsurance collateral for the variable annuities with living benefits, which resulted in recording an additional net asset adequacy reserve of $14,000 and was recorded as a direct charge to surplus as a special surplus fund at December 31, 2017.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs, and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that, upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders issued from August 2012 through 2014 with an affiliate. As of 2015, the Company no longer reinsures any new riders issued.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first fifteen years of the contract; if the policyholder’s account value goes to zero subsequent to the fifteen year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the ten year treasury rate from the preceding ninety calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments, and it is increased by the amount of future purchase payments. It increases (roll-up) by up to 8% simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year, subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to 200% of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The Company reinsures 100% of the GLWB riders issued through 2014, excluding the GLWB interest sensitive riders which the Company began issuing in 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. The Company reinsures 100% of the GMAB riders issued through 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above, except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

The following tables summarize the net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2023
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit

Net amount at risk [1]	$60	—	—	52

Return of net deposits accrued at a stated rate

Net amount at risk [1]	$—	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value

Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value

Net amount at risk [1]	$7,149	—	—	—

Total

Net amount at risk [1]	$7,209	—	—	52

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

	2022
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit

Net amount at risk [1]	$479	—	—	488

Return of net deposits accrued at a stated rate

Net amount at risk [1]	$—	—	—	10,201

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value

Net amount at risk [1]	$—	—	—	—

Return of highest anniversary value

Net amount at risk [1]	$30,675	—	—	—

Total

Net amount at risk [1]	$31,154	—	—	10,689

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the date of the Statement of Admitted Assets, Liabilities, and Capital and Surplus.

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2023, 2022 and 2021.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2023	2022
Mutual funds:
Bond	$99,607	96,742
Equity	220,045	212,523
Money market	7,749	8,763
Total	$327,401	318,028

The reserves on guaranteed riders are held in the general accounts, and there are no guaranteed separate accounts.

(9)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2023:

Individual Annuities
	General account	Separate account non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge of 5% or more	—	—	—	0.0%
At fair value*	—	327,152	327,152	86.2%
Total with adjustment or at market value	—	327,152	327,152	86.2%
At book value without adjustment	11,636	—	11,636	3.1%
Not subject to discretionary withdrawal	39,331	1,250	40,581	10.7%
Total, gross	50,967	328,402	379,369	100.0%
Reinsurance ceded	33,470	—	33,470
Total, net	$17,497	328,402	345,899

Amount at book value less surrender charge of 5% or more that will move to at book value without adjustment in the year after the statement date	$—	—	—

*	Includes $327,152 of individual and variable deferred Annuity held in Separate Accounts that are surrenderable at market value less a surrender charge.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Deposit-Type Contracts
	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge of 5% or more	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	48	—	48	100.0%
Total, gross	48	—	48	100.0%
Reinsurance ceded	—	—	—
Total, net	$48	—	48

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2023:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$17,497
Deposit-type contracts	48
Subtotal	17,545
Separate Accounts Annual Statement:
Annuities, net	328,402
Total annuity reserves and deposit liabilities, net	$345,947

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

As of December 31, 2023, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	20	20	20	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	330	330	330	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	141	141	142
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	99	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	18	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	350	350	470	141	141	142
Reinsurance ceded	350	350	469	—	—	—
Total (net)	$—	—	1	141	141	142

The following is the reconciliation of life actuarial reserves as of December 31, 2023:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	142
Total life reserves, net	$143

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2022:

Individual Annuities
	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge of 5% or more	—	—	—	0.0%
At fair value*	—	317,392	317,392	83.4%
Total with adjustment or at market value	—	317,392	317,392	83.4%
At book value without adjustment	13,534	—	13,534	3.6%
Not subject to discretionary withdrawal	48,702	636	49,338	13.0%
Total, gross	62,236	318,028	380,264	100.0%
Reinsurance ceded	43,740	—	43,740
Total, net	$18,496	318,028	336,524
Amount at book value less surrender charge of 5% or more that will move to book value without adjustment in the year after the statement date	$—	—	—

*	Includes $317,392 of individual variable deferred annuity held in the separate accounts that were surrenderable at market values less a surrender charge.

Deposit-Type Contracts

	General account	Separate account nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge of 5% or more	—	—	—	0.0%
At fair value*	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	118	—	118	100.0%
Total, gross	118	—	118	100.0%
Reinsurance ceded	—		—
Total, net	$118	—	118

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2022:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$18,496
Deposit-type contracts	118
Subtotal	18,614
Separate Accounts Annual Statement:
Annuities, net	318,028
Total annuity reserves and deposit liabilities, net	$336,642

As of December 31, 2022, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	72	72	72	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	402	402	402	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	1	112	112	113
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	116	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	2	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total (gross)	474	474	616	112	112	113
Reinsurance ceded	474	474	615	—	—	—
Total (net)	$—	—	1	112	112	113

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2022:

Life, accident and health Annual Statement:
Life insurance, net	$1
Separate Accounts Annual Statement:
Life insurance, net	113
Total life reserves, net	$114

(10)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies, third parties and affiliated companies in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2023 and 2022, a non-affiliated reinsurer held a letter of credit of $1,000. As of December 31, 2023 and 2022, ALIC, an affiliated reinsurer, held assets in trust with an estimated fair value of $120,686 and $112,003, respectively.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ALIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ALIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ALIC. As of 2015, the Company is no longer ceding new business to ALIC.

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying statutory financial statements related to all ceded business are as follows for the years ended December 31:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

	2023		2022		2021
		Non-		Non-		Non-
	Affiliate	affiliate	Affiliate	affiliate	Affiliate	affiliate
Statutory Statements of Income:
Premiums ceded	$2,984	631	3,002	636	2,989	634
Benefits incurred	350	526	314	647	204	810
Commission and expense allowances	—	32	—	18	—	17
Reserve adjustment on reinsurance	—	—	(1)	—	(1)	—

	2023		2022
		Non-		Non-
	Affiliate	affiliate	Affiliate	affiliate
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Reserve for future policy benefits	$79,470	469	89,740	616
Modified coinsurance reserves	—	13	—	13
Amounts recoverable from reinsurance	—	80	—	193

Net premiums earned are summarized as follows for the years ended December 31:

	2023	2022	2021
Direct premiums earned	$95	333	171
Reinsurance assumed	632	636	634
Reinsurance ceded	(3,615)	(3,638)	(3,623)
Net premiums earned	$(2,888)	(2,669)	(2,818)

(11)	Bank Line of Credit

In April 2016, CII obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matured in April 2021. In March 2017, CII increased this credit facility by $50,000 to $575,000. In March 2018, CII increased this credit facility by $325,000 to $900,000. The credit facility would have matured in March 2023. During 2021, this facility was closed.

On May 7, 2021, CII entered into a $1,500,000 senior unsecured, syndicated credit facility. The credit facility is established for the purpose of issuing letters of credit and loans for general corporate purposes and will mature in May 2026. Letters of credit can be issued up to the maximum credit facility, however loans under the credit facility are limited to $500,000 with total combined amounts not to exceed $1,500,000. CII did not utilize this facility as of December 31, 2023 or 2022 for the benefit of the Company.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

There was no interest or fees paid by the Company on these credit facilities in 2023, 2022 or 2021.

(12)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2023
Gross deferred tax assets	$3,433	—	3,433
Statutory valuation allowance adjustments	(33)	—	(33)
Adjusted gross deferred tax assets	3,400	—	3,400
Nonadmitted deferred tax assets	(3,157)	—	(3,157)
Admitted deferred tax assets	243	—	243
Deferred tax liabilities	(22)	(21)	(43)
Admitted deferred tax assets, net	$221	(21)	200

2022
Gross deferred tax assets	$3,694	—	3,694
Statutory valuation allowance adjustments	(63)	—	(63)
Adjusted gross deferred tax assets	3,631	—	3,631
Nonadmitted deferred tax assets	(3,191)	—	(3,191)
Admitted deferred tax assets	440	—	440
Deferred tax liabilities	(110)	(18)	(128)
Admitted deferred tax assets, net	$330	(18)	312

Change
Gross deferred tax assets	$(261)	—	(261)
Statutory valuation allowance adjustments	30	—	30
Adjusted gross deferred tax assets	(231)	—	(231)
Nonadmitted deferred tax assets	34	—	34
Admitted deferred tax assets	(197)	—	(197)
Deferred tax liabilities	88	(3)	85
Admitted deferred tax assets, net	$(109)	(3)	(112)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2023
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	200
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	6,472
Lesser of (1) or (2)	200	—	200
Deferred tax liabilities	22	21	43
Admitted deferred tax assets as the result of application of SSAP No. 101	$222	21	243

2022
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	312
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	5,853
Lesser of (1) or (2)	312	—	312
Deferred tax liabilities	110	18	128
Admitted deferred tax assets as the result of application of SSAP No. 101	$422	18	440

Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	N/A	N/A	(112)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	619
Lesser of (1) or (2)	(112)	—	(112)
Deferred tax liabilities	(88)	3	(85)
Admitted deferred tax assets	$(200)	3	(197)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2023	2022	Change
Ratio percentage used to determine the recovery period and threshold limitation amount in above adjusted gross deferred tax assets	5,279.03%	4,536.37%	742.66%
Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$43,662	39,497	4,165

There was no impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31, 2023 and 2022.

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2023	2022	2021
Current year federal tax (benefit) expense - ordinary income	$573	503	(484)
Current year foreign tax expense - ordinary income	—	—	—
Subtotal	573	503	(484)
Current year tax expense - net realized capital (loss) gain	—	6	57
Utilization of capital loss carry forwards	—	—	—
Other	—	—	—
Federal and foreign income taxes incurred	$573	509	(427)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31 are as follows:

Deferred tax assets:	2023	2022	2021	Change from 2022	Change from 2021
Ordinary:
Policyholder reserves	$3,228	3,353	3,089	(125)	264
Deferred acquisition costs	31	69	119	(38)	(50)
Receivables nonadmitted	2	2	2	—	—
Tax credit carryforward	74	153	63	(79)	90
Policyholder reserves - tax reform transition	66	99	133	(33)	(34)
Other	32	18	39	14	(21)
Ordinary deferred tax assets	3,433	3,694	3,445	(261)	249

Statutory valuation allowance adjustment	(33)	(63)	—	30	(63)
Nonadmitted ordinary deferred tax assets	(3,157)	(3,191)	(2,882)	34	(309)
Admitted ordinary deferred tax assets	243	440	563	(197)	(123)

Capital:
Net capital loss carryforward	—	—	—	—	—

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	—	—	—	—	—
Admitted capital deferred tax assets	—	—	—	—	—
Admitted deferred tax assets	243	440	563	(197)	(123)

Deferred tax liabilities:
Ordinary:
Section 807(f) reserves	22	110	198	(88)	(88)
Ordinary deferred tax liabilities	22	110	198	(88)	(88)

Capital:
Investments	21	18	17	3	1
Capital deferred tax liabilities	21	18	17	3	1
Deferred tax liabilities	43	128	215	(85)	(87)
Admitted deferred tax assets, net	$200	312	348	(112)	(36)

There was a statutory valuation allowance adjustment to gross deferred tax assets of $33 for the period ended, December 31, 2023. There was a statutory valuation allowance adjustment to gross deferred tax assets of $63 for the period ended, December 31, 2022.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

The change in the net deferred income taxes as of December 31 is comprised of the following:

	2023	2022	2021	Change from 2022	Change from 2021
Total deferred tax assets	$3,433	3,694	3,445	(261)	249
Total deferred tax liabilities	(43)	(128)	(215)	85	87
Net deferred tax assets	3,390	3,566	3,230	(176)	336
Statutory valuation allowance adjustment	(33)	(63)	—	30	(63)
Net deferred tax assets	3,357	3,503	3,230	(146)	273
Tax effect of unrealized gains	—	—	—	—	—
Statutory valuation allowance adjustment allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$3,357	3,503	3,230	(146)	273

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2023	2022	2021
Income before taxes	$998	713	1,152
Prior period adjustment	—	—	228
Dividends received deduction	(74)	(282)	(347)
Valuation allowance	(30)	63	—
Tax credits	(135)	(120)	(116)
Transfer pricing	(81)	(172)	(64)
Tax exempt interest	(1)	(4)	(5)
IMR	(10)	(18)	(6)
Other	52	56	101
Total statutory taxes	$719	236	943

Provision for federal income taxes	$573	503	(484)
Tax on capital (loss) gain	—	6	57
Change in net deferred income tax	146	(273)	1,370
Total statutory taxes	$719	236	943

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Total federal income taxes payment (including tax on capital gains) was $383 and $64 during the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023 and December 31, 2022, there are no net operating loss or capital loss carryforwards available for tax purposes. As of December 31, 2023 and 2022, the Company has valuation allowances of $33 and $63. A partial valuation allowance was established in 2022 related to limitation on the Company’s ability to utilize loss carryforwards as a result of the Transaction. As of December 31, 2023 and 2022, the Company does not have any uncertain tax positions related to the Separate Account Dividends Receivable Deduction (“SA DRD”) company share percentage(s) for tax return year 2017. As of December 31, 2023 and 2022, the Company has tax credit carryforwards of $74 and $153 which will start expiring in 2030.

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

The Company’s federal income tax return is consolidated with the other life insurance companies; its direct parent, ALIC, and affiliates AuguStar Life Assurance Corporation (“ALAC”), Montgomery Re, Inc. (“MONT”), Kenwood Re, Inc. (“KENW”), Sunrise Captive Re, LLC (“SUNR”), Sycamore Re, Ltd (“SYRE”), and Camargo Re Captive, Inc. (“CMGO”), and then with its common parent, CIHI.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2020, 2021 and 2022 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(13)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000 shares ($250 par value) authorized, issued and outstanding of Class A common stock as of December 31, 2023 and 2022. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ALIC during 2023, 2022 or 2021.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2023 and 2022 statutory financial statements, the Company exceeded all required RBC levels.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by the Company to ALIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of the Company’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or the Company’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $4,000 may be paid by the Company to ALIC in 2024 without prior approval. No dividends were declared or paid by the Company in 2023, 2022 or 2021.

(14)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

(15)	Related-Party Transactions

NSLAC has an administrative service agreement with ALIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with AuguStar Distributors, Inc. (“ADI”), formerly Ohio National Equities, Inc. (“ONEQ”), an affiliate. The amounts that NSLAC owed to ALIC, ONII and ADI as recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31 were as follows:

	2023	2022	2021
ALIC	$282	277	288
ADI	16	13	—
ONII	—	—	4
Total service charges owed	$298	290	292

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2023, 2022 and 2021

(Dollars in thousands)

Charges for all services from ALIC, ONII and ADI for the years are as follows:

	2023	2022	2021
ALIC	$658	443	323
ADI	177	178	216
ONII	—	—	18
Total service charges incurred	$835	621	557

(16)	Accounting Changes and Corrections of Errors

The Company’s December 31, 2021 statutory financial statements reflect a prior period adjustment relating to the calculation and recording of reserves in accordance with the New York Standard Scenario (“NYSS”). As of December 31, 2020, reserves were overstated by $1,084. The events contributing to the adjustment impact surplus as follows:

Change in reserves for future policy benefits and other funds	$1,084
Correction of errors, net of tax	$1,084

The cumulative prior period surplus impact of these errors is shown as a direct adjustment to surplus within the Statutory Statements of Changes in Capital and Surplus. SSAP No. 3R, Accounting Changes and Corrections of Errors, prescribes that if a reporting entity becomes aware of a material accounting error in a previously filed financial statement after it has been submitted to the appropriate regulatory agency, the entity shall file an amended financial statement unless otherwise directed by the domiciliary regulator. Correction of all immaterial accounting errors in previously issued statutory financial statements, for which an amended financial statement was not filed, shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected.

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2023

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	Balance Sheet[1]
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$1,896	1,622	1,896
Obligations of states and political subdivisions	13,568	10,964	13,568
Corporate securities	38,723	35,496	38,723
Asset-backed securities	2,346	2,134	2,346
Mortgage-backed securities	6,551	6,381	6,551
Total fixed maturity available-for-sale securities	63,084	56,597	63,084
Other long-term investments	14		14
Cash and cash equivalents	10,828		10,828
Total investments	$73,926		73,926

[1]	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2023, 2021 and 2021

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses	Unearned premiums	Other policy claims and benefits payable	Premium revenue
2023 total	$—	31,546	—	—	(2,888)
2022 total	—	32,615	—	—	(2,669)
2021 total	—	32,059	—	—	(2,818)

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written[2]
2023 total	$2,481	32,131	—	3,161
2021 total	2,306	29,819	—	3,065
2020 total	2,389	35,075	—	2,935

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Reinsurance

Years ended December 31, 2023, 2021 and 2021

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023:
Life insurance in force	$607	21,434	21,434	607	—%
Premiums:
Life insurance	—	632	632	—	—%

2022:
Life insurance in force	$607	27,193	27,193	607	—%
Premiums:
Life insurance	—	636	636	—	—%

2021:
Life insurance in force	$175	31,077	31,077	175	—%
Premiums:
Life insurance	—	635	635	—	—%

See accompanying report of independent registered public accounting firm.

Schedule V

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of AuguStar Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2023, 2021 and 2021

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2023:
Valuation allowances – None	$—	—	—	—	—
2022:
Valuation allowances – None	$—	—	—	—	—
2021:
Valuation allowances – None	$—	—	—	—	—

See accompanying report of independent registered public accounting firm.